Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 92.4%
Advertising — 0.1%
AdTheorent Holding Co., Inc.*	1,200	$2,580
Advantage Solutions, Inc.*	2,600	5,538
Boston Omaha Corp., Class A*	700	16,128
Clear Channel Outdoor Holdings, Inc.*	12,200	16,714
Entravision Communications Corp., Class A	1,700	6,749
Quotient Technology, Inc.*	2,700	6,237
Stagwell, Inc.*	2,400	16,680
		70,626
Aerospace & Defense — 0.7%
AAR Corp.*	1,169	41,874
Aerojet Rocketdyne Holdings, Inc.*	2,740	109,573
AeroVironment, Inc.*	818	68,188
AerSale Corp.*	700	12,978
Archer Aviation, Inc., Class A*	4,100	10,701
Astra Space, Inc.*	4,700	2,872
Astronics Corp.*	795	6,249
Barnes Group, Inc.	1,765	50,973
Ducommun, Inc.*	400	15,864
Joby Aviation, Inc.*	8,200	35,506
Kaman Corp.	948	26,478
Kratos Defense & Security Solutions, Inc.*	4,322	43,911
Momentus, Inc.*	1,800	2,466
Moog, Inc., Class A	991	69,717
National Presto Industries, Inc.	146	9,497
Rocket Lab USA, Inc.*	7,000	28,490
Triumph Group, Inc.*	2,200	18,898
		554,235
Agriculture — 0.3%
22nd Century Group, Inc.*	5,200	4,822
Alico, Inc.	200	5,648
AppHarvest, Inc.*	2,600	5,122
Benson Hill, Inc.*	5,600	15,344
Fresh Del Monte Produce, Inc.	1,016	23,612
Local Bounti Corp.*	1,500	4,260
Tejon Ranch Co.*	825	11,880
The Andersons, Inc.	1,032	32,023
Turning Point Brands, Inc.	500	10,615
Universal Corp.	855	39,364
Vector Group Ltd.	4,857	42,790
Vital Farms, Inc.*	1,200	14,364
		209,844
Airlines — 0.3%
Allegiant Travel Co.*	521	38,023
Frontier Group Holdings, Inc.*	1,200	11,640
Hawaiian Holdings, Inc.*	1,626	21,382
SkyWest, Inc.*	1,681	27,333
Spirit Airlines, Inc.*	3,800	71,516
Sun Country Airlines Holdings, Inc.*	1,100	14,971
Wheels Up Experience, Inc.*	5,200	5,980
		190,845
	Number of Shares	Value†

Apparel — 0.6%
Cenntro Electric Group Ltd.*	6,000	$6,180
Crocs, Inc.*	2,100	144,186
Ermenegildo Zegna N.V.	1,500	16,125
Fossil Group, Inc.*	1,700	5,814
Kontoor Brands, Inc.	1,900	63,859
Oxford Industries, Inc.	508	45,608
PLBY Group, Inc.*	1,000	4,030
Rocky Brands, Inc.	200	4,012
Steven Madden Ltd.	2,673	71,289
Superior Group of Cos., Inc.	400	3,552
Torrid Holdings, Inc.*	400	1,668
Urban Outfitters, Inc.*	2,200	43,230
Weyco Group, Inc.	200	4,068
Wolverine World Wide, Inc.	2,782	42,815
		456,436
Auto Manufacturers — 0.3%
Blue Bird Corp.*	692	5,778
Canoo, Inc.*	3,700	6,938
Fisker, Inc.*	5,400	40,770
Hyliion Holdings Corp.*	3,900	11,193
Hyzon Motors, Inc.*	2,900	4,930
Lightning eMotors, Inc.*	1,300	2,015
Lordstown Motors Corp., Class A*	5,600	10,248
Mullen Automotive, Inc.*	11,300	3,704
Nikola Corp.*	10,300	36,256
Proterra, Inc.*	7,200	35,856
REV Group, Inc.	1,000	11,030
TuSimple Holdings, Inc., Class A*	4,600	34,960
Wabash National Corp.	1,600	24,896
Workhorse Group, Inc.*	5,500	15,785
Xos, Inc.*	1,800	2,160
		246,519
Auto Parts & Equipment — 1.3%
Adient PLC*	3,300	91,575
Aeva Technologies, Inc.*	3,400	6,358
American Axle & Manufacturing Holdings, Inc.*	4,016	27,429
Cepton, Inc.*	1,600	3,136
Dana, Inc.	4,596	52,532
Dorman Products, Inc.*	906	74,401
Douglas Dynamics, Inc.	700	19,614
Fox Factory Holding Corp.*	1,465	115,852
Gentherm, Inc.*	1,168	58,085
Holley, Inc.*	1,700	6,885
indie Semiconductor, Inc., Class A*	3,300	24,156
Luminar Technologies, Inc.*	8,300	60,466
Methode Electronics, Inc.	1,260	46,809
Microvast Holdings, Inc.*	5,600	10,136
Miller Industries, Inc.	343	7,302
Motorcar Parts of America, Inc.*	500	7,610
Solid Power, Inc.*	4,500	23,670
Standard Motor Products, Inc.	700	22,750
Tenneco, Inc., Class A*	2,900	50,431
The Goodyear Tire & Rubber Co.*	9,695	97,823

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Auto Parts & Equipment — (continued)
The Shyft Group, Inc.	1,200	$24,516
Titan International, Inc.*	1,800	21,852
Velodyne Lidar, Inc.*	8,800	8,334
Visteon Corp.*	900	95,454
XPEL, Inc.*	700	45,108
		1,002,284
Banks — 9.8%
1st Source Corp.	588	27,224
ACNB Corp.	300	9,012
Alerus Financial Corp.	600	13,260
Allegiance Bancshares, Inc.	700	29,141
Amalgamated Financial Corp.	600	13,530
American National Bankshares, Inc.	400	12,780
Ameris Bancorp	2,212	98,898
Arrow Financial Corp.	462	13,315
Associated Banc-Corp.	5,200	104,416
Atlantic Union Bankshares Corp.	2,507	76,163
BancFirst Corp.	620	55,471
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,110	14,497
Bank First Corp.	200	15,296
Bank of Marin Bancorp	480	14,376
BankUnited, Inc.	2,700	92,259
Bankwell Financial Group, Inc.	200	5,822
Banner Corp.	1,200	70,896
Bar Harbor Bankshares	597	15,832
BayCom Corp.	400	7,032
BCB Bancorp, Inc.	500	8,415
Blue Foundry Bancorp*	900	10,035
Blue Ridge Bankshares, Inc.	700	8,897
Bridgewater Bancshares Inc.*	700	11,529
Business First Bancshares, Inc.	700	15,071
Byline Bancorp, Inc.	900	18,225
Cadence Bank	6,283	159,651
Cambridge Bancorp	200	15,948
Camden National Corp.	539	22,961
Capital Bancorp, Inc.	200	4,620
Capital City Bank Group, Inc.	469	14,591
Capstar Financial Holdings, Inc.	600	11,118
Carter Bankshares, Inc.*	800	12,880
Cathay General Bancorp	2,450	94,227
CBTX, Inc.	700	20,475
Central Pacific Financial Corp.	900	18,621
Citizens & Northern Corp.	556	13,444
City Holding Co.	485	43,015
Civista Bancshares, Inc.	400	8,304
CNB Financial Corp.	474	11,172
Coastal Financial Corp.*	300	11,922
Colony Bankcorp, Inc.	500	6,515
Columbia Banking System, Inc.	2,768	79,968
Community Bank System, Inc.	1,837	110,367
Community Trust Bancorp, Inc.	483	19,586
ConnectOne Bancorp, Inc.	1,360	31,362
CrossFirst Bankshares, Inc.*	1,500	19,575
	Number of Shares	Value†

Banks — (continued)
Customers Bancorp, Inc.*	1,080	$31,838
CVB Financial Corp.	4,592	116,269
Dime Community Bancshares, Inc.	1,109	32,472
Eagle Bancorp, Inc.	1,073	48,092
Eastern Bankshares, Inc.	5,300	104,092
Enterprise Bancorp, Inc.	313	9,362
Enterprise Financial Services Corp.	1,180	51,967
Equity Bancshares, Inc., Class A	500	14,815
Esquire Financial Holdings, Inc.	200	7,510
Farmers & Merchants Bancorp, Inc.	400	10,748
Farmers National Banc Corp.	1,100	14,399
FB Financial Corp.	1,286	49,138
Financial Institutions, Inc.	440	10,591
First Bancorp	1,224	44,774
First Bancorp	6,400	87,552
First Bank	400	5,468
First Busey Corp.	1,713	37,652
First Business Financial Services, Inc.	300	9,693
First Commonwealth Financial Corp.	3,221	41,358
First Community Bankshares, Inc.	626	20,051
First Financial Bancorp	3,082	64,969
First Financial Bankshares, Inc.	4,504	188,402
First Financial Corp.	380	17,172
First Foundation, Inc.	1,800	32,652
First Guaranty Bancshares, Inc.	200	4,376
First Internet Bancorp	300	10,158
First Interstate BancSystem, Inc., Class A	3,187	128,595
First Merchants Corp.	1,930	74,652
First Mid Bancshares, Inc.	700	22,379
Five Star Bancorp	500	14,180
Flagstar Bancorp, Inc.	1,800	60,120
Fulton Financial Corp.	5,503	86,947
FVCBankcorp, Inc.*	400	7,668
German American Bancorp, Inc.	1,038	37,067
Glacier Bancorp, Inc.	3,799	186,645
Great Southern Bancorp, Inc.	371	21,173
Guaranty Bancshares, Inc.	330	11,415
Hancock Whitney Corp.	2,978	136,422
Hanmi Financial Corp.	1,113	26,356
HarborOne Bancorp, Inc.	1,577	21,163
HBT Financial, Inc.	400	7,260
Heartland Financial USA, Inc.	1,417	61,441
Heritage Commerce Corp.	1,900	21,546
Heritage Financial Corp.	1,230	32,558
Hilltop Holdings, Inc.	1,742	43,289
Home BancShares, Inc.	6,435	144,852
HomeStreet, Inc.	600	17,286
Hope Bancorp, Inc.	4,067	51,407
Horizon Bancorp, Inc.	1,350	24,246
Independent Bank Corp.	1,560	116,267
Independent Bank Corp.	800	15,280
Independent Bank Group, Inc.	1,250	76,737
International Bancshares Corp.	1,825	77,562
John Marshall Bancorp, Inc.	400	9,824

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Kearny Financial Corp.	2,245	$23,842
Lakeland Bancorp, Inc.	2,111	33,797
Lakeland Financial Corp.	791	57,593
Live Oak Bancshares, Inc.	1,200	36,720
Luther Burbank Corp.	400	4,648
Macatawa Bank Corp.	800	7,408
Mercantile Bank Corp.	500	14,855
Merchants Bancorp	600	13,842
Metrocity Bankshares, Inc.	600	11,784
Metropolitan Bank Holding Corp.*	400	25,744
Mid Penn Bancorp, Inc.	400	11,492
Midland States Bancorp, Inc.	700	16,499
MidWestOne Financial Group, Inc.	400	10,916
MVB Financial Corp.	400	11,132
National Bank Holdings Corp., Class A	1,000	36,990
NBT Bancorp, Inc.	1,369	51,954
Nicolet Bankshares, Inc.*	400	28,176
Northeast Bank	200	7,334
OFG Bancorp	1,610	40,459
Old National Bancorp	10,157	167,286
Old Second Bancorp, Inc.	1,400	18,270
Origin Bancorp, Inc.	800	30,776
Orrstown Financial Services, Inc.	400	9,568
Park National Corp.	486	60,497
Parke Bancorp, Inc.	300	6,288
Pathward Financial, Inc.	1,000	32,960
PCB Bancorp	400	7,228
PCSB Financial Corp.	500	8,965
Peapack-Gladstone Financial Corp.	636	21,401
Peoples Bancorp, Inc.	891	25,777
Peoples Financial Services Corp.	200	9,368
Pioneer Bancorp, Inc.*	500	4,760
Preferred Bank	500	32,615
Premier Financial Corp.	1,131	29,067
Primis Financial Corp.	1,000	12,130
Provident Bancorp, Inc.	404	5,781
QCR Holdings, Inc.	600	30,564
RBB Bancorp	400	8,312
Red River Bancshares, Inc.	200	9,886
Renasant Corp.	1,835	57,399
Republic Bancorp, Inc., Class A	287	10,992
Republic First Bancorp, Inc.*	1,700	4,811
S&T Bancorp, Inc.	1,381	40,477
Sandy Spring Bancorp, Inc.	1,450	51,127
Seacoast Banking Corp of Florida	2,140	64,692
ServisFirst Bancshares, Inc.	1,700	136,000
Shore Bancshares, Inc.	600	10,392
Sierra Bancorp	412	8,137
Silvergate Capital Corp., Class A*	1,066	80,323
Simmons First National Corp., Class A	4,196	91,431
SmartFinancial, Inc.	600	14,826
South Plains Financial, Inc.	400	11,024
Southern First Bancshares, Inc.*	200	8,332
Southside Bancshares, Inc.	1,071	37,871
SouthState Corp.	2,527	199,936
	Number of Shares	Value†

Banks — (continued)
Sterling Bancorp, Inc.*	600	$3,618
Stock Yards Bancorp, Inc.	967	65,766
Summit Financial Group, Inc.	403	10,853
Texas Capital Bancshares, Inc.*	1,700	100,351
The Bancorp, Inc.*	1,812	39,828
The Bank of NT Butterfield & Son Ltd.	1,800	58,428
The First Bancorp, Inc.	434	11,957
The First Bancshares, Inc.	700	20,909
The First of Long Island Corp.	689	11,878
Third Coast Bancshares, Inc.*	500	8,555
Tompkins Financial Corp.	458	33,260
Towne Bank	2,277	61,092
TriCo Bancshares	1,098	49,026
Triumph Bancorp, Inc.*	800	43,480
TrustCo Bank Corp.	650	20,423
Trustmark Corp.	2,030	62,179
UMB Financial Corp.	1,481	124,833
United Bankshares, Inc.	4,560	163,020
United Community Banks, Inc.	3,671	121,510
Unity Bancorp, Inc.	200	5,022
Univest Financial Corp.	987	23,175
USCB Financial Holdings, Inc.*	400	5,244
Valley National Bancorp	14,883	160,736
Veritex Holdings, Inc.	1,853	49,271
Walker & Dunlop, Inc.	1,040	87,079
Washington Trust Bancorp, Inc.	570	26,494
WesBanco, Inc.	1,930	64,404
West BanCorp, Inc.	478	9,947
Westamerica BanCorp	873	45,649
		7,384,062
Beverages — 0.6%
BRC, Inc., Class A*	800	6,184
Celsius Holdings, Inc.*	1,900	172,292
Coca-Cola Consolidated, Inc.	165	67,936
MGP Ingredients, Inc.	500	53,080
National Beverage Corp.	784	30,215
Primo Water Corp.	5,600	70,280
The Duckhorn Portfolio, Inc.*	1,200	17,316
The Vita Coco Co., Inc.*	1,200	13,668
Vintage Wine Estates, Inc.*	1,100	3,047
		434,018
Biotechnology — 8.1%
2seventy bio, Inc.*	1,433	20,850
4D Molecular Therapeutics, Inc.*	1,000	8,040
Aadi Bioscience, Inc.*	500	7,065
Absci Corp.*	1,600	5,008
ACADIA Pharmaceuticals, Inc.*	4,200	68,712
Adicet Bio, Inc.*	900	12,798
ADMA Biologics, Inc.*	6,100	14,823
Aerovate Therapeutics, Inc.*	300	4,974
Affimed N.V.*	5,600	11,536
Agenus, Inc.*	10,100	20,705
Akero Therapeutics, Inc.*	900	30,645
Albireo Pharma, Inc.*	500	9,680

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Allogene Therapeutics, Inc.*	2,800	$30,240
Allovir, Inc.*	1,000	7,890
Alpha Teknova, Inc.*	200	668
Alpine Immune Sciences, Inc.*	600	4,320
ALX Oncology Holdings, Inc.*	600	5,742
Amicus Therapeutics, Inc.*	9,600	100,224
AN2 Therapeutics, Inc.*	200	3,476
AnaptysBio, Inc.*	600	15,306
Anavex Life Sciences Corp.*	2,100	21,672
ANI Pharmaceuticals, Inc.*	500	16,070
Apellis Pharmaceuticals, Inc.*	3,100	211,730
Arbutus Biopharma Corp.*	3,100	5,921
Arcellx, Inc.*	1,000	18,770
Arcturus Therapeutics Holdings, Inc.*	700	10,374
Arcus Biosciences, Inc.*	1,800	47,088
Arcutis Biotherapeutics, Inc.*	1,300	24,843
Arrowhead Pharmaceuticals, Inc.*	3,500	115,675
Atara Biotherapeutics, Inc.*	2,928	11,068
Atea Pharmaceuticals, Inc.*	2,800	15,932
Athira Pharma, Inc.*	1,200	3,564
Aura Biosciences, Inc.*	800	14,496
Aurinia Pharmaceuticals, Inc.*	4,400	33,088
Avid Bioservices, Inc.*	2,100	40,152
Avidity Biosciences, Inc.*	1,800	29,394
Axsome Therapeutics, Inc.*	1,000	44,620
Beam Therapeutics, Inc.*	2,200	104,808
Berkeley Lights, Inc.*	1,600	4,576
BioCryst Pharmaceuticals, Inc.*	6,500	81,900
Biohaven Pharmaceutical Holding Co., Ltd.*	2,122	320,783
Bluebird Bio, Inc.*	2,200	13,926
Blueprint Medicines Corp.*	2,100	138,369
Bridgebio Pharma, Inc.*	3,455	34,343
C4 Therapeutics, Inc.*	1,300	11,401
Cara Therapeutics, Inc.*	1,500	14,040
Caribou Biosciences, Inc.*	2,000	21,100
Cassava Sciences, Inc.*	1,400	58,548
Celldex Therapeutics, Inc.*	1,500	42,165
Celularity, Inc.*	2,300	5,313
Century Therapeutics, Inc.*	800	7,912
Cerevel Therapeutics Holdings, Inc.*	1,800	50,868
ChemoCentryx, Inc.*	2,195	113,394
Chinook Therapeutics, Inc.*	1,560	30,669
CinCor Pharma, Inc.*	500	16,410
Cogent Biosciences, Inc.*	2,200	32,824
Crinetics Pharmaceuticals, Inc.*	1,700	33,388
CTI BioPharma Corp.*	3,000	17,460
Cullinan Oncology, Inc.*	1,100	14,102
Cytek Biosciences, Inc.*	4,000	58,880
Cytokinetics, Inc.*	2,800	135,660
Day One Biopharmaceuticals, Inc.*	900	18,027
Deciphera Pharmaceuticals, Inc.*	1,700	31,450
Denali Therapeutics, Inc.*	3,300	101,277
Design Therapeutics, Inc.*	1,300	21,736
DICE Therapeutics, Inc.*	1,100	22,308
	Number of Shares	Value†

Biotechnology — (continued)
Dynavax Technologies Corp.*	3,920	$40,925
Dyne Therapeutics, Inc.*	1,000	12,700
Edgewise Therapeutics, Inc.*	1,300	12,792
Editas Medicine, Inc.*	2,500	30,600
Eiger BioPharmaceuticals, Inc.*	1,700	12,801
Emergent BioSolutions, Inc.*	1,758	36,900
EQRx, Inc.*	6,900	34,155
Erasca, Inc.*	2,400	18,720
Esperion Therapeutics, Inc.*	2,300	15,410
Evolus, Inc.*	1,200	9,660
EyePoint Pharmaceuticals, Inc.*	900	7,119
Fate Therapeutics, Inc.*	2,900	64,989
FibroGen, Inc.*	2,900	37,729
Forma Therapeutics Holdings, Inc.*	1,400	27,930
Generation Bio Co.*	1,300	6,903
Geron Corp.*	13,340	31,215
Global Blood Therapeutics, Inc.*	2,200	149,820
Gossamer Bio, Inc.*	2,200	26,356
GreenLight Biosciences Holdings PBC*	2,500	5,800
Halozyme Therapeutics, Inc.*	4,589	181,449
HilleVax, Inc.*	400	6,836
Humacyte, Inc.*	600	1,956
Icosavax, Inc.*	900	2,844
Ideaya Biosciences, Inc.*	1,300	19,396
IGM Biosciences, Inc.*	300	6,822
Imago Biosciences, Inc.*	800	12,040
ImmunityBio, Inc.*	2,300	11,431
ImmunoGen, Inc.*	7,563	36,151
Immunovant, Inc.*	1,100	6,138
Inhibrx, Inc.*	1,000	17,950
Innoviva, Inc.*	2,100	24,381
Inovio Pharmaceuticals, Inc.*	6,800	11,730
Insmed, Inc.*	4,000	86,160
Instil Bio, Inc.*	2,600	12,584
Intellia Therapeutics, Inc.*	2,628	147,063
Intercept Pharmaceuticals, Inc.*	726	10,128
Intra-Cellular Therapies, Inc.*	3,100	144,243
Invivyd, Inc.*	2,300	7,199
Iovance Biotherapeutics, Inc.*	5,300	50,774
iTeos Therapeutics, Inc.*	700	13,335
IVERIC bio, Inc.*	3,884	69,679
Janux Therapeutics, Inc.*	700	9,478
Karuna Therapeutics, Inc.*	998	224,480
Karyopharm Therapeutics, Inc.*	2,500	13,650
Keros Therapeutics, Inc.*	500	18,810
Kezar Life Sciences, Inc.*	1,800	15,498
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	12,840
Kinnate Biopharma, Inc.*	1,100	13,145
Kodiak Sciences, Inc.*	1,100	8,514
Kronos Bio, Inc.*	1,300	4,355
Krystal Biotech, Inc.*	700	48,790
Kymera Therapeutics, Inc.*	1,400	30,478
Lexicon Pharmaceuticals, Inc.*	2,560	6,144
Ligand Pharmaceuticals, Inc.*	506	43,572
Liquidia Corp.*	1,600	8,704

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
MacroGenics, Inc.*	1,900	$6,574
MeiraGTx Holdings PLC*	1,100	9,251
Mersana Therapeutics, Inc.*	3,400	22,984
Monte Rosa Therapeutics, Inc.*	1,100	8,987
Myriad Genetics, Inc.*	2,700	51,516
Nektar Therapeutics*	5,900	18,880
NeoGenomics, Inc.*	4,400	37,884
NGM Biopharmaceuticals, Inc.*	1,200	15,696
Nkarta, Inc.*	1,200	15,792
Nurix Therapeutics, Inc.*	1,600	20,848
Nuvalent, Inc., Class A*	800	15,552
Nuvation Bio, Inc.*	3,800	8,512
Organogenesis Holdings, Inc.*	2,500	8,100
Pardes Biosciences, Inc.*	900	1,665
PepGen, Inc.*	300	2,724
Phathom Pharmaceuticals, Inc.*	700	7,756
Point Biopharma Global, Inc.*	2,400	18,552
Praxis Precision Medicines, Inc.*	1,200	2,724
Precigen, Inc.*	3,300	6,996
Prothena Corp. PLC*	1,200	72,756
Provention Bio, Inc.*	1,500	6,750
PTC Therapeutics, Inc.*	2,400	120,480
Rallybio Corp.*	400	5,788
RAPT Therapeutics, Inc.*	800	19,248
Recursion Pharmaceuticals, Inc., Class A*	4,700	50,008
REGENXBIO, Inc.*	1,300	34,359
Relay Therapeutics, Inc.*	2,700	60,399
Replimune Group, Inc.*	1,000	17,270
REVOLUTION Medicines, Inc.*	2,200	43,384
Rigel Pharmaceuticals, Inc.*	6,290	7,422
Rocket Pharmaceuticals, Inc.*	1,400	22,344
Sage Therapeutics, Inc.*	1,800	70,488
Sana Biotechnology, Inc.*	2,800	16,800
Sangamo Therapeutics, Inc.*	4,103	20,105
Seer, Inc.*	2,000	15,480
Singular Genomics Systems, Inc.*	1,800	4,500
Sorrento Therapeutics, Inc.*	13,700	21,509
SpringWorks Therapeutics, Inc.*	1,200	34,236
Stoke Therapeutics, Inc.*	700	8,988
Sutro Biopharma, Inc.*	1,434	7,959
Syndax Pharmaceuticals, Inc.*	1,800	43,254
Talaris Therapeutics, Inc.*	800	2,104
Tango Therapeutics, Inc.*	1,500	5,430
Tarsus Pharmaceuticals, Inc.*	700	11,984
Tenaya Therapeutics, Inc.*	1,100	3,190
TG Therapeutics, Inc.*	4,900	29,008
Theravance Biopharma, Inc.*	2,200	22,308
Theseus Pharmaceuticals, Inc.*	500	2,900
TransMedics Group, Inc.*	1,000	41,740
Travere Therapeutics, Inc.*	2,000	49,280
Twist Bioscience Corp.*	1,888	66,533
Tyra Biosciences, Inc.*	500	4,395
Vaxart, Inc.*	4,000	8,720
VBI Vaccines, Inc.*	6,200	4,376
	Number of Shares	Value†

Biotechnology — (continued)
Ventyx Biosciences, Inc.*	800	$27,928
Vera Therapeutics, Inc.*	400	8,524
Veracyte, Inc.*	2,500	41,500
Vericel Corp.*	1,700	39,440
Veru, Inc.*	2,200	25,344
Verve Therapeutics, Inc.*	1,600	54,960
Vir Biotechnology, Inc.*	2,400	46,272
Viridian Therapeutics, Inc.*	800	16,408
VistaGen Therapeutics, Inc.*	6,800	1,034
Xencor, Inc.*	1,900	49,362
Zentalis Pharmaceuticals, Inc.*	1,400	30,324
		6,103,651
Building Materials — 1.2%
AAON, Inc.	1,485	80,012
American Woodmark Corp.*	569	24,956
Apogee Enterprises, Inc.	743	28,398
Boise Cascade Co.	1,400	83,244
Caesarstone Ltd.	600	5,586
Gibraltar Industries, Inc.*	1,101	45,064
Griffon Corp.	1,656	48,885
JELD-WEN Holding, Inc.*	3,100	27,125
Masonite International Corp.*	800	57,032
Modine Manufacturing Co.*	1,577	20,406
PGT Innovations, Inc.*	2,000	41,920
Simpson Manufacturing Co., Inc.	1,503	117,835
SmartRent, Inc.*	3,900	8,853
SPX Technologies, Inc.*	1,500	82,830
Summit Materials, Inc., Class A*	4,105	98,356
UFP Industries, Inc.	2,049	147,856
View, Inc.*	5,100	6,834
		925,192
Chemicals — 2.0%
AdvanSix, Inc.	900	28,890
American Vanguard Corp.	878	16,419
Amyris, Inc.*	7,200	21,024
Avient Corp.	3,155	95,596
Balchem Corp.	1,077	130,942
Cabot Corp.	1,900	121,391
Codexis, Inc.*	2,000	12,120
Danimer Scientific, Inc.*	3,200	9,440
Diversey Holdings Ltd.*	2,600	12,636
Ecovyst, Inc.*	2,400	20,256
H.B. Fuller Co.	1,780	106,978
Hawkins, Inc.	698	27,215
Ingevity Corp.*	1,300	78,819
Innospec, Inc.	800	68,536
Intrepid Potash, Inc.*	370	14,641
Koppers Holdings, Inc.	620	12,884
Kronos Worldwide, Inc.	900	8,406
Lightwave Logic, Inc.*	3,700	27,158
Mativ Holdings, Inc.	1,955	43,166
Minerals Technologies, Inc.	1,128	55,734
Origin Materials, Inc.*	3,500	18,060
Orion Engineered Carbons S.A.	2,100	28,035

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Perimeter Solutions S.A.*	4,000	$32,040
Quaker Chemical Corp.	472	68,147
Rayonier Advanced Materials, Inc.*	1,900	5,985
Rogers Corp.*	634	153,352
Sensient Technologies Corp.	1,458	101,098
Stepan Co.	735	68,847
Trinseo PLC	1,200	21,984
Tronox Holdings PLC, Class A	4,000	49,000
Unifi, Inc.*	460	4,375
Valhi, Inc.	100	2,516
		1,465,690
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	500	68,420
Arch Resources, Inc.	500	59,300
CONSOL Energy, Inc.	1,200	77,184
NACCO Industries, Inc., Class A	100	4,703
Peabody Energy Corp.*	4,000	99,280
Ramaco Resources, Inc.	700	6,440
SunCoke Energy, Inc.	2,541	14,763
Warrior Met Coal, Inc.	1,700	48,348
		378,438
Commercial Services — 5.3%
2U, Inc.*	2,300	14,375
ABM Industries, Inc.	2,239	85,597
Adtalem Global Education, Inc.*	1,500	54,675
AirSculpt Technologies, Inc.	300	1,929
Alarm.com Holdings, Inc.*	1,700	110,262
Alight, Inc., Class A*	11,800	86,494
Alta Equipment Group, Inc.	700	7,707
American Public Education, Inc.*	655	5,987
AMN Healthcare Services, Inc.*	1,509	159,894
API Group Corp.*	7,000	92,890
Arlo Technologies, Inc.*	3,033	14,073
ASGN, Inc.*	1,695	153,177
Bakkt Holdings, Inc.*	1,900	4,332
Barrett Business Services, Inc.	242	18,876
Bird Global, Inc., Class A*	5,600	1,976
BrightView Holdings, Inc.*	1,415	11,235
Carriage Services, Inc.	500	16,080
Cass Information Systems, Inc.	498	17,276
CBIZ, Inc.*	1,640	70,159
Chegg, Inc.*	4,300	90,601
Cimpress PLC*	619	15,153
Cipher Mining, Inc.*	2,100	2,646
Core Scientific, Inc.*	7,100	9,230
CoreCivic, Inc.*	4,200	37,128
CorVel Corp.*	299	41,391
Coursera, Inc.*	3,700	39,886
CRA International, Inc.	274	24,315
Cross Country Healthcare, Inc.*	1,284	36,427
Custom Truck One Source, Inc.*	2,100	12,243
Deluxe Corp.	1,507	25,092
Distribution Solutions Group, Inc.*	200	5,634
Ennis, Inc.	858	17,272
	Number of Shares	Value†

Commercial Services — (continued)
European Wax Center, Inc., Class A	800	$14,760
EVERTEC, Inc.	2,039	63,923
Evo Payments, Inc., Class A*	1,700	56,610
First Advantage Corp.*	1,900	24,377
Forrester Research, Inc.*	375	13,504
Franklin Covey Co.*	397	18,020
Graham Holdings Co., Class B	130	69,937
Green Dot Corp., Class A*	1,727	32,778
HealthEquity, Inc.*	2,800	188,076
Heidrick & Struggles International, Inc.	769	19,986
Herc Holdings, Inc.	896	93,076
Huron Consulting Group, Inc.*	728	48,230
I3 Verticals, Inc., Class A*	800	16,024
ICF International, Inc.	648	70,645
Information Services Group, Inc.	1,200	5,712
Insperity, Inc.	1,230	125,571
John Wiley & Sons, Inc., Class A	1,500	56,340
Kelly Services, Inc., Class A	1,314	17,857
Kforce, Inc.	686	40,234
Korn Ferry	1,890	88,735
Landec Corp.*	718	6,383
Laureate Education, Inc., Class A	4,000	42,200
Legalzoom.com, Inc.*	3,200	27,424
LiveRamp Holdings, Inc.*	2,367	42,985
Marathon Digital Holdings, Inc.*	3,600	38,556
Medifast, Inc.	376	40,743
MoneyGram International, Inc.*	3,000	31,200
Moneylion, Inc.*	4,700	4,195
Monro, Inc.	1,137	49,414
Multiplan Corp.*	12,800	36,608
National Research Corp.	487	19,383
Paya Holdings, Inc.*	2,800	17,108
Payoneer Global, Inc.*	7,100	42,955
Paysafe Ltd.*	11,000	15,180
Perdoceo Education Corp.*	2,300	23,690
PFSweb, Inc.*	500	4,660
Priority Technology Holdings, Inc.*	600	2,706
PROG Holdings, Inc.*	1,667	24,972
Progyny, Inc.*	2,600	96,356
Quad/Graphics, Inc.*	1,100	2,816
R1 RCM, Inc.*	5,100	94,503
Remitly Global, Inc.*	3,400	37,808
Rent the Runway, Inc., Class A*	2,000	4,400
Rent-A-Center, Inc.	1,753	30,695
Repay Holdings Corp.*	3,100	21,886
Resources Connection, Inc.	1,222	22,082
Riot Blockchain, Inc.*	3,700	25,937
Sabre Corp.*	11,400	58,710
ShotSpotter, Inc.*	300	8,628
SP Plus Corp.*	893	27,969
Spire Global, Inc.*	4,100	4,428
Sterling Check Corp.*	900	15,876
StoneCo Ltd., Class A*	9,600	91,488
StoneMor, Inc.*	2,000	6,860
Strategic Education, Inc.	752	46,180

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Stride, Inc.*	1,352	$56,825
Textainer Group Holdings Ltd.	1,512	40,612
The Aaron's Co., Inc.	1,100	10,692
The Brink's Co.	1,610	77,988
The Hackett Group, Inc.	1,016	18,003
Transcat, Inc.*	200	15,138
TriNet Group, Inc.*	1,300	92,586
Triton International Ltd.	2,093	114,550
TrueBlue, Inc.*	1,076	20,530
Udemy, Inc.*	2,400	29,016
Universal Technical Institute, Inc.*	1,100	5,984
V2X, Inc.*	400	14,160
Viad Corp.*	671	21,190
Vivint Smart Home, Inc.*	3,100	20,398
Willdan Group, Inc.*	300	4,443
WW International, Inc.*	1,700	6,681
ZipRecruiter, Inc., Class A*	2,600	42,900
		4,007,087
Computers — 2.0%
3D Systems Corp.*	4,200	33,516
Cantaloupe, Inc.*	2,000	6,960
Cerberus Cyber Sentinel Corp.*	1,500	4,425
Conduent, Inc.*	5,800	19,372
Corsair Gaming, Inc.*	1,400	15,890
Desktop Metal, Inc., Class A*	9,584	24,822
Diebold Nixdorf, Inc.*	2,500	6,100
ExlService Holdings, Inc.*	1,100	162,096
Grid Dynamics Holdings, Inc.*	1,700	31,841
Insight Enterprises, Inc.*	1,043	85,954
Integral Ad Science Holding Corp.*	1,200	8,688
IronNet, Inc.*	2,100	1,447
KnowBe4, Inc., Class A*	2,400	49,944
Markforged Holding Corp.*	3,600	7,128
Maximus, Inc.	2,067	119,617
Mitek Systems, Inc.*	1,500	13,740
NetScout Systems, Inc.*	2,365	74,072
NextNav, Inc.*	1,600	4,304
OneSpan, Inc.*	1,528	13,156
PAR Technology Corp.*	900	26,577
Parsons Corp.*	1,200	47,040
Ping Identity Holding Corp.*	2,700	75,789
Qualys, Inc.*	1,320	183,995
Rapid7, Inc.*	2,000	85,800
Rigetti Computing, Inc.*	1,000	1,880
Rimini Street, Inc.*	1,800	8,388
SecureWorks Corp., Class A*	500	4,025
Super Micro Computer, Inc.*	1,600	88,112
Telos Corp.*	2,100	18,669
Tenable Holdings, Inc.*	3,700	128,760
TTEC Holdings, Inc.	607	26,896
Unisys Corp.*	2,324	17,546
Varonis Systems, Inc.*	3,732	98,973
Velo3D, Inc.*	1,800	7,092
	Number of Shares	Value†

Computers — (continued)
Vuzix Corp.*	2,000	$11,580
		1,514,194
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,800	67,320
elf Beauty, Inc.*	1,600	60,192
Inter Parfums, Inc.	624	47,087
The Beauty Health Co.*	3,400	40,086
The Honest Co., Inc.*	2,800	9,800
		224,485
Distribution & Wholesale — 0.4%
A-Mark Precious Metals, Inc.	600	17,034
G-III Apparel Group Ltd.*	1,508	22,545
Global Industrial Co.	362	9,712
H&E Equipment Services, Inc.	1,059	30,012
Hudson Technologies, Inc.*	1,400	10,290
KAR Auction Services, Inc.*	4,100	45,797
Resideo Technologies, Inc.*	5,000	95,300
ScanSource, Inc.*	881	23,267
ThredUp, Inc., Class A*	1,900	3,496
Titan Machinery, Inc.*	723	20,432
Veritiv Corp.*	400	39,108
VSE Corp.	308	10,903
		327,896
Diversified Financial Services — 2.5%
Amerant Bancorp, Inc.	900	22,356
Artisan Partners Asset Management, Inc., Class A	2,100	56,553
AssetMark Financial Holdings, Inc.*	800	14,632
Associated Capital Group, Inc., Class A	100	3,676
Atlanticus Holdings Corp.*	200	5,246
B Riley Financial, Inc.	700	31,164
BGC Partners, Inc., Class A	10,500	32,970
Blucora, Inc.*	1,596	30,867
Bread Financial Holdings, Inc.	1,700	53,465
Brightsphere Investment Group, Inc.	1,026	15,298
Brookfield Business Corp., Class A	800	17,680
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	917	57,432
Columbia Financial, Inc.*	1,100	23,243
Consumer Portfolio Services, Inc.*	500	3,635
Cowen, Inc., Class A	947	36,592
Cryptyde, Inc.*	600	416
Curo Group Holdings Corp.	900	3,609
Diamond Hill Investment Group, Inc.	107	17,655
Enact Holdings, Inc.	1,000	22,170
Encore Capital Group, Inc.*	797	36,248
Enova International, Inc.*	1,113	32,577
EZCORP, Inc., Class A*	1,766	13,616
Federal Agricultural Mortgage Corp., Class C	300	29,742
Federated Hermes, Inc.	2,900	96,048
Finance Of America Cos., Inc., Class A*	1,300	1,924

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
First Western Financial, Inc.*	300	$7,395
Flywire Corp.*	1,800	41,328
Focus Financial Partners, Inc., Class A*	2,000	63,020
GAMCO Investors, Inc., Class A	215	3,666
GCM Grosvenor, Inc., Class A	1,200	9,468
Hamilton Lane, Inc., Class A	1,200	71,532
Houlihan Lokey, Inc.	1,682	126,789
International Money Express, Inc.*	1,200	27,348
LendingClub Corp.*	3,560	39,338
LendingTree, Inc.*	377	8,995
Manning & Napier, Inc.	500	6,135
Moelis & Co., Class A	2,200	74,382
Mr. Cooper Group, Inc.*	2,492	100,926
Navient Corp.	3,600	52,884
Nelnet, Inc., Class A	499	39,516
NerdWallet, Inc., Class A*	800	7,096
Oportun Financial Corp.*	700	3,059
Oppenheimer Holdings, Inc., Class A	338	10,471
PennyMac Financial Services, Inc.	1,000	42,900
Perella Weinberg Partners	1,500	9,495
Piper Sandler Cos.	587	61,482
PJT Partners, Inc., Class A	800	53,456
PRA Group, Inc.*	1,348	44,295
Pzena Investment Management, Inc., Class A	830	7,868
Radian Group, Inc.	5,503	106,153
Regional Management Corp.	300	8,412
Sculptor Capital Management, Inc.	1,200	10,608
Silvercrest Asset Management Group, Inc., Class A	300	4,905
StepStone Group, Inc., Class A	1,800	44,118
StoneX Group, Inc.*	593	49,183
Sunlight Financial Holdings, Inc.*	1,400	1,736
Velocity Financial, Inc.*	400	4,336
Victory Capital Holdings, Inc., Class A	500	11,655
Virtus Investment Partners, Inc.	236	37,647
WisdomTree Investments, Inc.	4,900	22,932
World Acceptance Corp.*	150	14,523
		1,887,866
Electric — 1.7%
ALLETE, Inc.	1,951	97,648
Altus Power, Inc.*	1,400	15,414
Ameresco, Inc., Class A*	1,100	73,128
Avista Corp.	2,439	90,365
Black Hills Corp.	2,248	152,257
Clearway Energy, Inc., Class A	1,200	34,920
Clearway Energy, Inc., Class C	2,800	89,180
FTC Solar, Inc.*	1,600	4,736
MGE Energy, Inc.	1,242	81,513
NorthWestern Corp.	1,880	92,646
Ormat Technologies, Inc.	1,500	129,300
Otter Tail Corp.	1,392	85,636
PNM Resources, Inc.	2,910	133,074
Portland General Electric Co.	3,056	132,814
	Number of Shares	Value†

Electric — (continued)
Unitil Corp.	563	$26,151
Via Renewables, Inc.	400	2,764
		1,241,546
Electrical Components & Equipment — 0.7%
Belden, Inc.	1,455	87,329
Blink Charging Co.*	1,200	21,264
Encore Wire Corp.	571	65,973
Energizer Holdings, Inc.	2,200	55,308
EnerSys	1,423	82,776
ESS Tech, Inc.*	2,600	10,634
Insteel Industries, Inc.	691	18,332
nLight, Inc.*	1,300	12,285
Novanta, Inc.*	1,210	139,937
Powell Industries, Inc.	229	4,827
		498,665
Electronics — 1.7%
Advanced Energy Industries, Inc.	1,293	100,091
Akoustis Technologies, Inc.*	2,000	5,940
Allied Motion Technologies, Inc.	500	14,310
Atkore, Inc.*	1,400	108,934
Badger Meter, Inc.	1,018	94,053
Benchmark Electronics, Inc.	1,113	27,580
Berkshire Grey, Inc.*	1,600	2,720
Brady Corp., Class A	1,557	64,974
Charge Enterprises, Inc.*	3,500	6,160
Comtech Telecommunications Corp.	952	9,530
CTS Corp.	1,063	44,274
CyberOptics Corp.*	200	10,756
Enovix Corp.*	3,600	66,006
Evolv Technologies Holdings, Inc.*	2,700	5,724
FARO Technologies, Inc.*	620	17,013
GoPro, Inc., Class A*	4,300	21,199
Identiv, Inc.*	800	10,032
Itron, Inc.*	1,500	63,165
Kimball Electronics, Inc.*	933	16,001
Knowles Corp.*	3,152	38,360
Mesa Laboratories, Inc.	186	26,194
MicroVision, Inc.*	5,100	18,411
Mirion Technologies, Inc.*	4,500	33,615
Napco Security Technologies, Inc.*	1,000	29,080
OSI Systems, Inc.*	557	40,137
Plexus Corp.*	903	79,067
Sanmina Corp.*	2,026	93,358
Stoneridge, Inc.*	873	14,797
TTM Technologies, Inc.*	3,429	45,194
Turtle Beach Corp.*	500	3,410
Vicor Corp.*	722	42,699
Vishay Intertechnology, Inc.	4,600	81,834
Vishay Precision Group, Inc.*	500	14,795
		1,249,413
Energy-Alternate Sources — 0.9%
Aemetis, Inc.*	900	5,508
Alto Ingredients, Inc.*	2,600	9,464

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — (continued)
Archaea Energy, Inc.*	2,200	$39,622
Array Technologies, Inc.*	5,300	87,874
Cleanspark, Inc.*	1,200	3,816
Energy Vault Holdings, Inc.*	800	4,224
Eneti, Inc.	700	4,669
Fluence Energy, Inc.*	1,200	17,508
FuelCell Energy, Inc.*	13,000	44,330
FutureFuel Corp.	800	4,832
Gevo, Inc.*	6,400	14,592
Green Plains, Inc.*	1,867	54,274
Heliogen, Inc.*	3,100	5,766
Infrastructure and Energy Alternatives, Inc.*	1,200	16,248
Montauk Renewables, Inc.*	2,100	36,624
REX American Resources Corp.*	576	16,082
Shoals Technologies Group, Inc., Class A*	3,900	84,045
Stem, Inc.*	5,000	66,700
Sunnova Energy International, Inc.*	3,500	77,280
SunPower Corp.*	2,800	64,512
TPI Composites, Inc.*	1,400	15,792
		673,762
Engineering & Construction — 1.5%
908 Devices, Inc.*	800	13,160
Arcosa, Inc.	1,700	97,206
Atlas Technical Consultants, Inc.*	500	3,325
Comfort Systems USA, Inc.	1,227	119,424
Concrete Pumping Holdings, Inc.*	1,100	7,095
Construction Partners, Inc., Class A*	1,400	36,722
Dycom Industries, Inc.*	953	91,040
EMCOR Group, Inc.	1,663	192,043
Exponent, Inc.	1,780	156,053
Fluor Corp.*	4,900	121,961
Frontdoor, Inc.*	2,900	59,131
Granite Construction, Inc.	1,633	41,462
Great Lakes Dredge & Dock Corp.*	2,351	17,821
IES Holdings, Inc.*	300	8,286
Latham Group, Inc.*	1,500	5,385
MYR Group, Inc.*	583	49,398
NV5 Global, Inc.*	454	56,214
Primoris Services Corp.	1,790	29,087
Sterling Infrastructure, Inc.*	1,000	21,470
Tutor Perini Corp.*	1,397	7,711
		1,133,994
Entertainment — 0.9%
Accel Entertainment, Inc.*	2,000	15,620
Bally's Corp.*	1,250	24,700
Cinemark Holdings, Inc.*	3,800	46,018
Everi Holdings, Inc.*	3,100	50,282
Golden Entertainment, Inc.*	700	24,423
IMAX Corp.*	1,800	25,416
International Game Technology PLC	3,300	52,140
Liberty Media Corp.-Liberty Braves, Class A*	300	8,445
	Number of Shares	Value†

Entertainment — (continued)
Liberty Media Corp.-Liberty Braves, Class C*	1,300	$35,750
Light & Wonder, Inc.*	3,200	137,216
Lions Gate Entertainment Corp., Class A*	1,900	14,117
Lions Gate Entertainment Corp., Class B*	3,800	26,410
Madison Square Garden Entertainment Corp.*	837	36,903
Monarch Casino & Resort, Inc.*	485	27,228
NEOGAMES S.A.*	400	5,160
RCI Hospitality Holdings, Inc.	300	19,602
Red Rock Resorts, Inc., Class A	1,800	61,668
Reservoir Media, Inc.*	700	3,416
Rush Street Interactive, Inc.*	1,800	6,624
SeaWorld Entertainment, Inc.*	1,500	68,265
		689,403
Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A*	1,700	129,863
Centrus Energy Corp., Class A*	400	16,392
Energy Recovery, Inc.*	2,000	43,480
Evoqua Water Technologies Corp.*	4,000	132,280
Harsco Corp.*	2,500	9,350
Heritage-Crystal Clean, Inc.*	600	17,742
Li-Cycle Holdings Corp.*	4,300	22,876
Montrose Environmental Group, Inc.*	900	30,285
Pure Cycle Corp.*	800	6,680
PureCycle Technologies, Inc.*	3,500	28,245
		437,193
Food — 1.6%
B&G Foods, Inc.	2,472	40,763
Beyond Meat, Inc.*	2,200	31,174
Calavo Growers, Inc.	551	17,494
Cal-Maine Foods, Inc.	1,346	74,824
HF Foods Group, Inc.*	1,300	5,031
Hostess Brands, Inc.*	4,700	109,228
Ingles Markets, Inc., Class A	504	39,922
J & J Snack Foods Corp.	533	69,008
John B Sanfilippo & Son, Inc.	300	22,719
Krispy Kreme, Inc.	2,300	26,519
Lancaster Colony Corp.	677	101,740
Mission Produce, Inc.*	1,300	18,798
Natural Grocers by Vitamin Cottage, Inc.	400	4,316
Seneca Foods Corp., Class A*	211	10,643
SpartanNash Co.	1,330	38,597
Sprouts Farmers Market, Inc.*	3,800	105,450
SunOpta, Inc.*	3,200	29,120
Tattooed Chef, Inc.*	1,600	7,968
The Chefs' Warehouse, Inc.*	1,150	33,315
The Hain Celestial Group, Inc.*	2,500	42,200
The Simply Good Foods Co.*	3,000	95,970
Tootsie Roll Industries, Inc.	566	18,836
TreeHouse Foods, Inc.*	1,700	72,114

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
United Natural Foods, Inc.*	2,000	$68,740
Utz Brands, Inc.	2,300	34,730
Village Super Market, Inc., Class A	268	5,180
Weis Markets, Inc.	566	40,322
Whole Earth Brands, Inc.*	1,300	4,992
		1,169,713
Food Service — 0.1%
Healthcare Services Group, Inc.	2,580	31,192
Sovos Brands, Inc.*	1,300	18,512
		49,704
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	578	21,733
Glatfelter Corp.	1,359	4,226
Resolute Forest Products, Inc.*	1,500	30,000
Sylvamo Corp.	1,200	40,680
		96,639
Gas — 1.2%
Brookfield Infrastructure Corp., Class A	3,350	136,345
Chesapeake Utilities Corp.	585	67,503
New Jersey Resources Corp.	3,264	126,317
Northwest Natural Holding Co.	1,150	49,887
ONE Gas, Inc.	1,800	126,702
South Jersey Industries, Inc.	4,180	139,696
Southwest Gas Holdings, Inc.	2,286	159,449
Spire, Inc.	1,756	109,451
		915,350
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	700	16,842
Enerpac Tool Group Corp.	2,106	37,550
Franklin Electric Co., Inc.	1,570	128,285
Kennametal, Inc.	2,900	59,682
Luxfer Holdings PLC	1,000	14,500
		256,859
Healthcare Products — 4.2%
Adaptive Biotechnologies Corp.*	3,600	25,632
Akoya Biosciences, Inc.*	700	8,225
Alphatec Holdings, Inc.*	2,300	20,102
AngioDynamics, Inc.*	1,158	23,693
Artivion, Inc.*	1,399	19,362
AtriCure, Inc.*	1,600	62,560
Atrion Corp.	44	24,860
Avanos Medical, Inc.*	1,700	37,026
Axogen, Inc.*	1,200	14,304
Axonics, Inc.*	1,600	112,704
BioLife Solutions, Inc.*	1,100	25,025
Bionano Genomics, Inc.*	9,200	16,836
Bioventus, Inc., Class A*	1,095	7,665
Butterfly Network, Inc.*	4,700	22,090
Cardiovascular Systems, Inc.*	1,200	16,632
CareDx, Inc.*	1,700	28,934
Castle Biosciences, Inc.*	900	23,472
Cerus Corp.*	6,200	22,320
	Number of Shares	Value†

Healthcare Products — (continued)
CONMED Corp.	983	$78,807
Cue Health, Inc.*	3,500	10,535
Cutera, Inc.*	600	27,360
Glaukos Corp.*	1,551	82,575
Haemonetics Corp.*	1,741	128,886
Hanger, Inc.*	1,500	28,080
Inari Medical, Inc.*	1,700	123,488
Inogen, Inc.*	900	21,852
Inspire Medical Systems, Inc.*	966	171,339
Integer Holdings Corp.*	1,113	69,262
iRadimed Corp.	200	6,012
iRhythm Technologies, Inc.*	1,032	129,289
Lantheus Holdings, Inc.*	2,306	162,181
LeMaitre Vascular, Inc.	700	35,476
LivaNova PLC*	1,800	91,386
MaxCyte, Inc.*	3,100	20,150
Meridian Bioscience, Inc.*	1,560	49,187
Merit Medical Systems, Inc.*	1,875	105,956
MiMedx Group, Inc.*	3,700	10,619
NanoString Technologies, Inc.*	1,500	19,155
Nautilus Biotechnology, Inc.*	1,600	3,392
Neogen Corp.*	3,838	53,617
Nevro Corp.*	1,257	58,576
NuVasive, Inc.*	1,806	79,121
Omnicell, Inc.*	1,517	132,025
OraSure Technologies, Inc.*	2,201	8,342
Orthofix Medical, Inc.*	571	10,912
OrthoPediatrics Corp.*	500	23,070
Pacific Biosciences of California, Inc.*	7,800	45,279
Paragon 28, Inc.*	1,500	26,730
Patterson Cos., Inc.	3,000	72,060
PROCEPT BioRobotics Corp.*	900	37,314
Pulmonx Corp.*	1,300	21,658
Quanterix Corp.*	1,000	11,020
Quantum-Si, Inc.*	3,000	8,250
RxSight, Inc.*	800	9,600
SeaSpine Holdings Corp.*	1,000	5,680
Shockwave Medical, Inc.*	1,227	341,192
SI-BONE, Inc.*	1,000	17,460
Silk Road Medical, Inc.*	1,200	54,000
SomaLogic, Inc.*	4,900	14,210
STAAR Surgical Co.*	1,656	116,831
Surmodics, Inc.*	473	14,379
Tactile Systems Technology, Inc.*	600	4,674
Treace Medical Concepts, Inc.*	1,300	28,691
Utah Medical Products, Inc.	100	8,531
Varex Imaging Corp.*	1,200	25,368
Vicarious Surgical, Inc.*	1,800	6,030
ViewRay, Inc.*	5,700	20,748
Zimvie, Inc.*	700	6,909
Zynex, Inc.	660	5,986
		3,154,692
Healthcare Services — 1.6%
23andMe Holding Co., Class A*	8,800	25,168

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Accolade, Inc.*	2,200	$25,124
Addus HomeCare Corp.*	500	47,620
Agiliti, Inc.*	1,100	15,741
American Well Corp., Class A*	8,000	28,720
ATI Physical Therapy, Inc.*	2,400	2,400
Aveanna Healthcare Holdings, Inc.*	1,400	2,100
Babylon Holdings Ltd., Class A*	3,600	1,700
Bright Health Group, Inc.*	7,700	8,085
Brookdale Senior Living, Inc.*	6,300	26,901
Cano Health, Inc.*	5,300	45,951
CareMax, Inc.*	1,900	13,471
Clover Health Investments Corp.*	12,500	21,250
Community Health Systems, Inc.*	4,100	8,815
DocGo, Inc.*	2,600	25,792
Fulgent Genetics, Inc.*	700	26,684
Innovage Holding Corp.*	700	4,116
Inotiv, Inc.*	500	8,425
Invitae Corp.*	8,500	20,910
LHC Group, Inc.*	1,007	164,806
LifeStance Health Group, Inc.*	2,600	17,212
Medpace Holdings, Inc.*	869	136,581
ModivCare, Inc.*	400	39,872
Nano-X Imaging Ltd.*	1,400	16,058
National HealthCare Corp.	406	25,716
OPKO Health, Inc.*	14,501	27,407
Oscar Health, Inc., Class A*	3,900	19,461
P3 Health Partners, Inc.*	800	3,696
Pediatrix Medical Group, Inc.*	2,900	47,879
RadNet, Inc.*	1,600	32,560
Science 37 Holdings, Inc.*	2,000	3,220
Select Medical Holdings Corp.	3,700	81,770
Sema4 Holdings Corp.*	5,200	4,563
Surgery Partners, Inc.*	1,400	32,760
The Ensign Group, Inc.	1,880	149,460
The Joint Corp.*	500	7,855
The Oncology Institute, Inc.*	600	2,778
The Pennant Group, Inc.*	740	7,703
Thorne HealthTech, Inc.*	500	2,365
U.S. Physical Therapy, Inc.	455	34,589
		1,217,284
Holding Companies — 0.0%
Professional Holding Corp., Class A*	400	10,376
Home Builders — 1.2%
Beazer Homes USA, Inc.*	924	8,935
Cavco Industries, Inc.*	323	66,460
Century Communities, Inc.	1,000	42,780
Dream Finders Homes, Inc., Class A*	700	7,420
Forestar Group, Inc.*	460	5,147
Green Brick Partners, Inc.*	1,000	21,380
Hovnanian Enterprises, Inc., Class A*	200	7,140
Installed Building Products, Inc.	829	67,141
KB Home	2,800	72,576
Landsea Homes Corp.*	700	3,339
LCI Industries	791	80,255
	Number of Shares	Value†

Home Builders — (continued)
LGI Homes, Inc.*	700	$56,959
M/I Homes, Inc.*	936	33,911
MDC Holdings, Inc.	2,059	56,458
Meritage Homes Corp.*	1,290	90,648
Skyline Champion Corp.*	1,800	95,166
Taylor Morrison Home Corp.*	3,800	88,616
Tri Pointe Homes, Inc.*	3,600	54,396
Winnebago Industries, Inc.	1,122	59,702
		918,429
Home Furnishings — 0.3%
Aterian, Inc.*	3,000	3,720
Ethan Allen Interiors, Inc.	828	17,504
iRobot Corp.*	880	49,570
MillerKnoll, Inc.	2,628	40,997
Purple Innovation, Inc.*	1,700	6,885
Sleep Number Corp.*	772	26,101
Snap One Holdings Corp.*	400	4,056
Sonos, Inc.*	4,300	59,770
The Lovesac Co.*	400	8,152
Traeger, Inc.*	700	1,974
Universal Electronics, Inc.*	400	7,868
Vizio Holding Corp., Class A*	2,200	19,228
Weber, Inc., Class A	1,200	7,884
		253,709
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	14,176
Central Garden & Pet Co.*	300	10,812
Central Garden & Pet Co., Class A*	1,402	47,892
Helen of Troy Ltd.*	817	78,792
Quanex Building Products Corp.	1,025	18,614
WD-40 Co.	464	81,543
		251,829
Housewares — 0.0%
Lifetime Brands, Inc.	400	2,708
Tupperware Brands Corp.*	1,700	11,135
		13,843
Insurance — 2.3%
Ambac Financial Group, Inc.*	1,500	19,125
American Equity Investment Life Holding Co.	2,476	92,330
AMERISAFE, Inc.	608	28,412
Argo Group International Holdings Ltd.	1,032	19,876
BRP Group, Inc., Class A*	2,100	55,335
CNO Financial Group, Inc.	3,793	68,160
Crawford & Co., Class A	700	4,018
Doma Holdings, Inc.*	4,500	1,977
Donegal Group, Inc., Class A	683	9,214
eHealth, Inc.*	720	2,815
Employers Holdings, Inc.	882	30,420
Enstar Group Ltd.*	404	68,515
Essent Group Ltd.	3,700	129,019
Genworth Financial, Inc., Class A*	17,000	59,500
Goosehead Insurance, Inc., Class A*	700	24,948

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Greenlight Capital Re Ltd., Class A*	1,128	$8,392
HCI Group, Inc.	300	11,760
Hippo Holdings, Inc.*	332	6,152
Horace Mann Educators Corp.	1,380	48,700
Investors Title Co.	39	5,499
Jackson Financial, Inc., Class A	2,600	72,150
James River Group Holdings Ltd.	1,300	29,653
Kinsale Capital Group, Inc.	743	189,777
Lemonade, Inc.*	1,700	36,006
MBIA, Inc.*	1,700	15,640
Mercury General Corp.	900	25,578
National Western Life Group, Inc., Class A	74	12,639
NI Holdings, Inc.*	200	2,672
NMI Holdings, Inc., Class A*	3,000	61,110
Palomar Holdings, Inc.*	800	66,976
ProAssurance Corp.	1,800	35,118
RLI Corp.	1,319	135,039
Root, Inc.*	655	5,162
Safety Insurance Group, Inc.	482	39,312
Selective Insurance Group, Inc.	2,075	168,905
Selectquote, Inc.*	4,300	3,139
SiriusPoint Ltd.*	2,700	13,365
Stewart Information Services Corp.	908	39,625
Tiptree, Inc.	600	6,456
Trean Insurance Group, Inc.*	500	1,700
Trupanion, Inc.*	1,329	78,983
United Fire Group, Inc.	680	19,537
Universal Insurance Holdings, Inc.	951	9,367
		1,762,076
Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	937	6,081
1stdibs.com, Inc.*	900	5,661
Allbirds, Inc., Class A*	3,100	9,424
BARK, Inc.*	3,200	5,824
Blade Air Mobility, Inc.*	1,800	7,254
Bumble, Inc., Class A*	3,000	64,470
Cargurus, Inc.*	3,500	49,595
CarParts.com, Inc.*	1,600	8,272
Cars.com, Inc.*	2,600	29,900
ChannelAdvisor Corp.*	900	20,394
Cogent Communications Holdings, Inc.	1,519	79,231
ContextLogic, Inc., Class A*	18,600	13,651
Couchbase, Inc.*	900	12,843
DHI Group, Inc.*	1,400	7,532
Edgio, Inc.*	4,172	11,598
ePlus, Inc.*	942	39,131
Eventbrite, Inc., Class A*	2,500	15,200
EverQuote, Inc., Class A*	700	4,774
Figs, Inc., Class A*	4,200	34,650
Focus Universal, Inc.*	600	5,628
fuboTV, Inc.*	6,800	24,140
Gambling.com Group Ltd.*	300	2,280
Groupon, Inc.*	850	6,766
	Number of Shares	Value†

Internet — (continued)
HealthStream, Inc.*	900	$19,134
Innovid Corp.*	2,600	7,046
Lands' End, Inc.*	500	3,860
Liquidity Services, Inc.*	735	11,951
Lulu's Fashion Lounge Holdings, Inc.*	600	2,796
Magnite, Inc.*	4,206	27,633
Marqeta, Inc., Class A*	14,800	105,376
MediaAlpha, Inc., Class A*	600	5,250
Nerdy, Inc.*	1,800	3,798
Open Lending Corp., Class A*	3,400	27,336
OptimizeRx Corp.*	600	8,892
Overstock.com, Inc.*	1,400	34,090
Perficient, Inc.*	1,145	74,448
Poshmark, Inc., Class A*	1,500	23,505
Q2 Holdings, Inc.*	1,900	61,180
QuinStreet, Inc.*	1,715	18,008
Revolve Group, Inc.*	1,400	30,366
Rover Group, Inc.*	3,000	10,020
RumbleON, Inc., Class B*	300	5,076
Shutterstock, Inc.	800	40,136
Solo Brands, Inc., Class A*	500	1,900
Squarespace, Inc., Class A*	1,000	21,360
Stitch Fix, Inc., Class A*	2,600	10,270
TechTarget, Inc.*	900	53,280
The Arena Group Holdings, Inc.*	400	5,240
The RealReal, Inc.*	2,600	3,900
TrueCar, Inc.*	3,500	5,285
Tucows, Inc., Class A*	300	11,223
Upwork, Inc.*	4,100	55,842
Vacasa, Inc., Class A*	3,800	11,666
Vivid Seats, Inc., Class A	800	6,128
Yelp, Inc.*	2,400	81,384
Ziff Davis, Inc.*	1,544	105,733
		1,357,411
Investment Companies — 0.1%
Cannae Holdings, Inc.*	2,500	51,650
Compass Diversified Holdings	2,000	36,120
		87,770
Iron & Steel — 0.5%
ATI, Inc.*	4,200	111,762
Carpenter Technology Corp.	1,600	49,824
Commercial Metals Co.	4,200	149,016
Schnitzer Steel Industries, Inc., Class A	900	25,614
		336,216
Leisure Time — 0.5%
Acushnet Holdings Corp.	1,200	52,188
Bowlero Corp.*	1,300	16,003
Camping World Holdings, Inc., Class A	1,400	35,448
Clarus Corp.	902	12,150
F45 Training Holdings, Inc.*	1,200	3,708
Johnson Outdoors, Inc., Class A	168	8,620
Life Time Group Holdings, Inc.*	1,300	12,675
Lindblad Expeditions Holdings, Inc.*	1,100	7,436

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — (continued)
Malibu Boats, Inc., Class A*	700	$33,593
Marine Products Corp.	88	744
MasterCraft Boat Holdings, Inc.*	700	13,195
OneSpaWorld Holdings Ltd.*	2,500	21,000
OneWater Marine, Inc., Class A*	400	12,044
Topgolf Callaway Brands Corp.*	4,746	91,408
Virgin Galactic Holdings, Inc.*	7,500	35,325
Vista Outdoor, Inc.*	1,900	46,208
Xponential Fitness, Inc., Class A*	500	9,130
		410,875
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	404	6,674
Century Casinos, Inc.*	1,100	7,216
Full House Resorts, Inc.*	1,200	6,744
Hilton Grand Vacations, Inc.*	3,100	101,959
Sonder Holdings, Inc.*	6,500	10,790
Target Hospitality Corp.*	1,300	16,406
The Marcus Corp.	733	10,181
		159,970
Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	14,026
Astec Industries, Inc.	798	24,890
Babcock & Wilcox Enterprises, Inc.*	2,000	12,760
Bloom Energy Corp., Class A*	6,000	119,940
Hyster-Yale Materials Handling, Inc.	344	7,399
NuScale Power Corp.*	600	7,008
Terex Corp.	2,300	68,402
The Manitowoc Co., Inc.*	1,025	7,944
Transphorm, Inc.*	700	3,521
Volta, Inc.*	4,000	4,840
		270,730
Machinery — Diversified — 1.7%
Alamo Group, Inc.	317	38,760
Albany International Corp., Class A	1,032	81,352
Altra Industrial Motion Corp.	2,203	74,065
Applied Industrial Technologies, Inc.	1,282	131,764
Cactus, Inc., Class A	2,000	76,860
Chart Industries, Inc.*	1,249	230,253
CIRCOR International, Inc.*	635	10,471
Columbus McKinnon Corp.	885	23,152
CSW Industrials, Inc.	481	57,624
DXP Enterprises, Inc.*	522	12,361
Eastman Kodak Co.*	1,600	7,344
GrafTech International Ltd.	6,600	28,446
Hydrofarm Holdings Group, Inc.*	1,300	2,522
Ichor Holdings Ltd.*	900	21,789
Kadant, Inc.	402	67,058
Lindsay Corp.	388	55,593
Mueller Water Products, Inc., Class A	5,492	56,403
Sarcos Technology and Robotics Corp.*	2,500	5,550
Tennant Co.	636	35,972
The Gorman-Rupp Co.	751	17,866
Thermon Group Holdings, Inc.*	1,100	16,951
	Number of Shares	Value†

Machinery — Diversified — (continued)
Watts Water Technologies, Inc., Class A	935	$117,557
Zurn Elkay Water Solutions Corp.	4,200	102,900
		1,272,613
Media — 0.6%
AMC Networks, Inc., Class A*	1,000	20,300
Audacy, Inc.*	3,100	1,197
Cumulus Media, Inc., Class A*	600	4,218
Gannett Co., Inc.*	4,253	6,507
Gray Television, Inc.	3,000	42,960
iHeartMedia, Inc., Class A*	4,300	31,519
Liberty Latin America Ltd., Class A*	1,400	8,666
Liberty Latin America Ltd., Class C*	5,252	32,300
Scholastic Corp.	1,056	32,482
Sinclair Broadcast Group, Inc., Class A	1,400	25,326
TEGNA, Inc.	7,700	159,236
The E.W. Scripps Co., Class A*	1,829	20,613
Thryv Holdings, Inc.*	800	18,264
WideOpenWest, Inc.*	1,800	22,086
		425,674
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	876	31,983
Helios Technologies, Inc.	1,159	58,645
Hillman Solutions Corp.*	4,400	33,176
Janus International Group, Inc.*	2,700	24,084
Mueller Industries, Inc.	1,888	112,223
Northwest Pipe Co.*	300	8,430
Olympic Steel, Inc.	331	7,550
Omega Flex, Inc.	124	11,485
Proto Labs, Inc.*	899	32,750
RBC Bearings, Inc.*	981	203,862
Ryerson Holding Corp.	600	15,444
Standex International Corp.	400	32,660
TimkenSteel Corp.*	1,700	25,483
Tredegar Corp.	761	7,184
Worthington Industries, Inc.	1,084	41,344
Xometry, Inc., Class A*	1,200	68,148
		714,451
Mining — 0.9%
5E Advanced Materials, Inc.*	1,100	11,176
Arconic Corp.*	3,600	61,344
Century Aluminum Co.*	1,754	9,261
Coeur Mining, Inc.*	8,628	29,508
Compass Minerals International, Inc.	1,200	46,236
Constellium S.E.*	4,400	44,616
Dakota Gold Corp.*	1,700	5,185
Energy Fuels, Inc.*	5,400	33,048
Ferroglobe PLC(1),*	2,414	0
Hecla Mining Co.	17,891	70,490
Hycroft Mining Holding Corp.*	4,900	2,962
Ivanhoe Electric, Inc.*	500	4,125
Kaiser Aluminum Corp.	516	31,657
Livent Corp.*	5,600	171,640
Novagold Resources, Inc.*	8,400	39,396

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Piedmont Lithium, Inc.*	600	$32,094
PolyMet Mining Corp.*	1,700	4,896
United States Lime & Minerals, Inc.	90	9,198
Uranium Energy Corp.*	11,600	40,600
Ur-Energy, Inc.*	7,000	7,630
		655,062
Miscellaneous Manufacturing — 1.0%
AMMO, Inc.*	3,600	10,548
Chase Corp.	261	21,812
EnPro Industries, Inc.	717	60,930
ESCO Technologies, Inc.	834	61,249
Fabrinet*	1,300	124,085
Federal Signal Corp.	2,143	79,977
Haynes International, Inc.	364	12,784
Hillenbrand, Inc.	2,444	89,744
John Bean Technologies Corp.	1,100	94,600
LSB Industries, Inc.*	1,000	14,250
Materion Corp.	657	52,560
Myers Industries, Inc.	1,125	18,529
NL Industries, Inc.	90	696
Park Aerospace Corp.	533	5,884
Sight Sciences, Inc.*	900	5,715
Smith & Wesson Brands, Inc.	1,579	16,374
Sturm Ruger & Co., Inc.	619	31,439
Trinity Industries, Inc.	2,800	59,780
		760,956
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,000	13,980
Xerox Holdings Corp.	4,100	53,628
		67,608
Office Furnishings — 0.1%
HNI Corp.	1,443	38,254
Interface, Inc.	1,995	17,935
Kimball International, Inc., Class B	1,244	7,825
Steelcase, Inc., Class A	3,131	20,414
		84,428
Oil & Gas — 3.6%
Amplify Energy Corp.*	1,200	7,884
Berry Corp.	3,000	22,500
Borr Drilling Ltd.*	6,700	22,244
Brigham Minerals, Inc., Class A	1,800	44,406
California Resources Corp.	2,600	99,918
Callon Petroleum Co.*	1,700	59,517
Chord Energy Corp.	1,422	194,487
Civitas Resources, Inc.	2,494	143,131
CNX Resources Corp.*	6,600	102,498
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	3,200	55,328
Crescent Energy, Inc., Class A	1,020	13,739
CVR Energy, Inc.	1,000	28,980
Delek US Holdings, Inc.	2,483	67,389
Denbury, Inc.*	1,700	146,642
Diamond Offshore Drilling, Inc.*	3,300	21,879
	Number of Shares	Value†

Oil & Gas — (continued)
Earthstone Energy, Inc., Class A*	1,600	$19,712
Empire Petroleum Corp.*	200	2,630
Gulfport Energy Corp.*	400	35,316
Helmerich & Payne, Inc.	3,500	129,395
HighPeak Energy, Inc.	200	4,332
Kosmos Energy Ltd.*	15,200	78,584
Laredo Petroleum, Inc.*	600	37,710
Magnolia Oil & Gas Corp., Class A	5,800	114,898
Matador Resources Co.	3,900	190,788
Murphy Oil Corp.	5,100	179,367
Nabors Industries Ltd.*	315	31,957
Noble Corp. PLC*	2,500	73,950
Northern Oil & Gas, Inc.	2,300	63,043
Par Pacific Holdings, Inc.*	1,618	26,551
Patterson-UTI Energy, Inc.	7,500	87,600
PBF Energy, Inc., Class A*	3,400	119,544
Permian Resources Corp.*	7,200	48,960
Ranger Oil Corp., Class A	700	22,015
Riley Exploration Permian, Inc.	300	5,694
Ring Energy, Inc.*	2,800	6,496
SandRidge Energy, Inc.*	1,000	16,310
SilverBow Resources, Inc.*	400	10,752
Sitio Royalties Corp.	375	8,291
SM Energy Co.	4,200	157,962
Talos Energy, Inc.*	2,200	36,630
Tellurian, Inc.*	17,900	42,781
VAALCO Energy, Inc.	1,900	8,284
Valaris Ltd.*	2,100	102,774
Vertex Energy, Inc.*	1,800	11,214
W&T Offshore, Inc.*	3,543	20,762
		2,724,844
Oil & Gas Services — 1.0%
Archrock, Inc.	4,700	30,174
Aris Water Solution, Inc., Class A	900	11,484
Bristow Group, Inc.*	766	17,993
ChampionX Corp.	7,100	138,947
DMC Global, Inc.*	600	9,588
Dril-Quip, Inc.*	1,100	21,472
Expro Group Holdings N.V.*	2,516	32,054
Helix Energy Solutions Group, Inc.*	4,501	17,374
Liberty Oilfield Services, Inc., Class A*	5,100	64,668
MRC Global, Inc.*	2,900	20,851
National Energy Services Reunited Corp.*	1,100	6,534
Newpark Resources, Inc.*	2,712	6,834
NexTier Oilfield Solutions, Inc.*	5,891	43,594
NOW, Inc.*	3,800	38,190
Oceaneering International, Inc.*	3,400	27,064
Oil States International, Inc.*	2,000	7,780
ProFrac Holding Corp.*	500	7,605
ProPetro Holding Corp.*	2,900	23,345
RPC, Inc.	2,200	15,246
Select Energy Services, Inc., Class A*	2,100	14,637

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Solaris Oilfield Infrastructure, Inc., Class A	1,100	$10,296
TETRA Technologies, Inc.*	4,400	15,796
Tidewater, Inc.*	1,400	30,380
US Silica Holdings, Inc.*	2,700	29,565
Weatherford International PLC*	2,500	80,725
		722,196
Packaging and Containers — 0.3%
Greif, Inc., Class A	900	53,613
Greif, Inc., Class B	200	12,160
Karat Packaging, Inc.*	300	4,797
Matthews International Corp., Class A	1,105	24,763
O-I Glass, Inc.*	5,400	69,930
Pactiv Evergreen, Inc.	1,700	14,841
Ranpak Holdings Corp.*	1,200	4,104
TriMas Corp.	1,495	37,480
UFP Technologies, Inc.*	200	17,168
		238,856
Pharmaceuticals — 3.0%
AbCellera Biologics, Inc.*	7,200	71,208
Aclaris Therapeutics, Inc.*	2,100	33,054
AdaptHealth Corp.*	2,500	46,950
Aerie Pharmaceuticals, Inc.*	1,600	24,208
Agios Pharmaceuticals, Inc.*	1,800	50,904
Alector, Inc.*	1,900	17,974
Alkermes PLC*	5,600	125,048
Amneal Pharmaceuticals, Inc.*	2,937	5,933
Amphastar Pharmaceuticals, Inc.*	1,300	36,530
Amylyx Pharmaceuticals, Inc.*	1,200	33,780
Anika Therapeutics, Inc.*	400	9,520
Arvinas, Inc.*	1,700	75,633
BellRing Brands, Inc.*	4,600	94,806
Bioxcel Therapeutics, Inc.*	600	7,092
Catalyst Pharmaceuticals, Inc.*	3,500	44,905
Chimerix, Inc.*	2,700	5,211
Coherus Biosciences, Inc.*	2,700	25,947
Collegium Pharmaceutical, Inc.*	1,300	20,826
Corcept Therapeutics, Inc.*	3,000	76,920
Covetrus, Inc.*	3,800	79,344
Eagle Pharmaceuticals, Inc.*	400	10,568
Embecta Corp.	1,900	54,701
Enanta Pharmaceuticals, Inc.*	700	36,309
Foghorn Therapeutics, Inc.*	800	6,864
Fulcrum Therapeutics, Inc.*	1,500	12,135
Harmony Biosciences Holdings, Inc.*	900	39,861
Herbalife Nutrition Ltd.*	3,400	67,626
Heron Therapeutics, Inc.*	3,800	16,036
Heska Corp.*	312	22,751
Ironwood Pharmaceuticals, Inc.*	4,461	46,216
Jounce Therapeutics, Inc.*	1,800	4,212
KalVista Pharmaceuticals, Inc.*	800	11,608
Kura Oncology, Inc.*	2,300	31,418
Lyell Immunopharma, Inc.*	6,000	43,980
Madrigal Pharmaceuticals, Inc.*	453	29,440
	Number of Shares	Value†

Pharmaceuticals — (continued)
MannKind Corp.*	8,701	$26,886
Mirum Pharmaceuticals, Inc.*	500	10,505
Morphic Holding, Inc.*	1,000	28,300
Nature's Sunshine Products, Inc.*	500	4,120
Ocugen, Inc.*	8,000	14,240
Ocular Therapeutix, Inc.*	2,700	11,205
Option Care Health, Inc.*	5,302	166,854
Outlook Therapeutics, Inc.*	3,600	4,392
Owens & Minor, Inc.	2,576	62,082
Pacira BioSciences, Inc.*	1,500	79,785
PetIQ, Inc.*	1,000	6,900
Phibro Animal Health Corp., Class A	700	9,303
PMV Pharmaceuticals, Inc.*	1,400	16,660
Prestige Consumer Healthcare, Inc.*	1,772	88,299
Prometheus Biosciences, Inc.*	1,000	59,010
Protagonist Therapeutics, Inc.*	1,400	11,802
Reata Pharmaceuticals, Inc., Class A*	884	22,215
Relmada Therapeutics, Inc.*	900	33,318
Revance Therapeutics, Inc.*	2,500	67,500
Senseonics Holdings, Inc.*	16,900	22,308
Seres Therapeutics, Inc.*	2,300	14,766
SIGA Technologies, Inc.	1,700	17,510
Supernus Pharmaceuticals, Inc.*	1,700	57,545
The Beachbody Co., Inc.*	3,400	3,434
Tricida, Inc.*	1,100	11,528
USANA Health Sciences, Inc.*	348	19,505
Vanda Pharmaceuticals, Inc.*	1,941	19,177
Vaxcyte, Inc.*	1,900	45,600
Xeris Biopharma Holdings, Inc.*	4,300	6,708
Y-mAbs Therapeutics, Inc.*	1,200	17,304
		2,278,279
Pipelines — 0.3%
Equitrans Midstream Corp.	14,400	107,712
Excelerate Energy, Inc., Class A	600	14,040
Golar LNG Ltd.*	3,500	87,220
Kinetik Holdings, Inc.	500	16,290
NextDecade Corp.*	1,000	6,020
		231,282
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	100	1,441
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	3,900	31,629
Compass, Inc., Class A*	8,500	19,720
Cushman & Wakefield PLC*	5,500	62,975
Douglas Elliman, Inc.	2,428	9,955
eXp World Holdings, Inc.	2,400	26,904
FRP Holdings, Inc.*	269	14,623
Kennedy-Wilson Holdings, Inc.	4,081	63,092
Legacy Housing Corp.*	300	5,145
Marcus & Millichap, Inc.	800	26,224
McGrath RentCorp	853	71,533
Newmark Group, Inc., Class A	5,200	41,912

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — (continued)
Offerpad Solutions, Inc.*	2,200	$2,662
Radius Global Infrastructure, Inc., Class A*	2,500	23,550
RE/MAX Holdings, Inc., Class A	600	11,346
Redfin Corp.*	3,800	22,192
Stratus Properties, Inc.	200	4,660
The RMR Group, Inc., Class A	467	11,063
The St. Joe Co.	1,200	38,436
		487,621
Real Estate Investment Trusts — 0.1%
Claros Mortgage Trust, Inc.	3,000	35,220
Retail — 4.4%
Abercrombie & Fitch Co., Class A*	1,800	27,990
Academy Sports & Outdoors, Inc.	2,900	122,322
American Eagle Outfitters, Inc.	5,300	51,569
America's Car-Mart, Inc.*	180	10,984
Arko Corp.	3,000	28,170
Asbury Automotive Group, Inc.*	755	114,080
Aspen Aerogels, Inc.*	800	7,376
Beacon Roofing Supply, Inc.*	1,781	97,456
Bed Bath & Beyond, Inc.*	3,100	18,879
Big 5 Sporting Goods Corp.	700	7,518
Big Lots, Inc.	1,100	17,171
Biglari Holdings, Inc., Class B*	40	4,624
BJ's Restaurants, Inc.*	720	17,172
Bloomin' Brands, Inc.	3,000	54,990
BlueLinx Holdings, Inc.*	300	18,630
Boot Barn Holdings, Inc.*	1,000	58,460
Brinker International, Inc.*	1,500	37,470
Build-A-Bear Workshop, Inc.	500	6,665
Caleres, Inc.	1,254	30,372
Chico's FAS, Inc.*	4,000	19,360
Chuy's Holdings, Inc.*	600	13,908
Citi Trends, Inc.*	303	4,700
Clean Energy Fuels Corp.*	6,000	32,040
Conn's, Inc.*	704	4,984
Cracker Barrel Old Country Store, Inc.	815	75,453
Dave & Buster's Entertainment, Inc.*	1,500	46,545
Denny's Corp.*	1,952	18,368
Designer Brands, Inc., Class A	1,900	29,089
Destination XL Group, Inc.*	2,000	10,840
Dillard's, Inc., Class A	150	40,914
Dine Brands Global, Inc.	471	29,937
Duluth Holdings, Inc., Class B*	200	1,408
El Pollo Loco Holdings, Inc.*	600	5,352
EVgo, Inc.*	2,200	17,402
Express, Inc.*	2,100	2,289
First Watch Restaurant Group, Inc.*	500	7,240
FirstCash Holdings, Inc.	1,339	98,216
Foot Locker, Inc.	2,900	90,277
Franchise Group, Inc.	900	21,870
Genesco, Inc.*	495	19,463
GMS, Inc.*	1,500	60,015
Group 1 Automotive, Inc.	524	74,864
	Number of Shares	Value†

Retail — (continued)
GrowGeneration Corp.*	1,800	$6,300
Guess?, Inc.	1,100	16,137
Haverty Furniture Cos., Inc.	550	13,695
Hibbett, Inc.	455	22,664
Jack in the Box, Inc.	714	52,886
JOANN, Inc.	500	3,310
Kura Sushi USA, Inc., Class A*	200	14,716
La-Z-Boy, Inc.	1,462	32,997
LL Flooring Holdings, Inc.*	833	5,773
MarineMax, Inc.*	700	20,853
Movado Group, Inc.	460	12,963
Murphy USA, Inc.	740	203,433
National Vision Holdings, Inc.*	2,800	91,420
Noodles & Co.*	1,200	5,640
Nu Skin Enterprises, Inc., Class A	1,700	56,729
Papa John's International, Inc.	1,110	77,711
Party City Holdco, Inc.*	3,700	5,846
Patrick Industries, Inc.	775	33,976
PC Connection, Inc.	365	16,458
PetMed Express, Inc.	613	11,966
Portillo's, Inc., Class A*	800	15,752
PriceSmart, Inc.	831	47,857
Qurate Retail, Inc., Class A	11,400	22,914
Rite Aid Corp.*	1,610	7,970
Rush Enterprises, Inc., Class A	1,402	61,492
Rush Enterprises, Inc., Class B	250	11,977
Ruth's Hospitality Group, Inc.	1,195	20,148
Sally Beauty Holdings, Inc.*	3,600	45,360
Shake Shack, Inc., Class A*	1,300	58,474
Shoe Carnival, Inc.	516	11,063
Signet Jewelers Ltd.	1,600	91,504
Sonic Automotive, Inc., Class A	734	31,782
Sportsman's Warehouse Holdings, Inc.*	1,300	10,790
Sweetgreen, Inc., Class A*	3,000	55,500
Texas Roadhouse, Inc.	2,270	198,080
The Buckle, Inc.	1,049	33,211
The Cato Corp., Class A	704	6,716
The Cheesecake Factory, Inc.	1,716	50,244
The Children's Place, Inc.*	494	15,260
The Container Store Group, Inc.*	1,200	5,880
The ODP Corp.*	1,370	48,155
The ONE Group Hospitality, Inc.*	800	5,312
Tile Shop Holdings, Inc.	1,200	4,224
Tilly's, Inc., Class A	800	5,536
TravelCenters of America, Inc.*	400	21,572
Warby Parker, Inc., Class A*	2,700	36,018
Wingstop, Inc.	1,030	129,183
Winmark Corp.	106	22,932
World Fuel Services Corp.	2,200	51,568
Zumiez, Inc.*	503	10,830
		3,299,209
Savings & Loans — 1.0%
Axos Financial, Inc.*	2,000	68,460
Banc of California, Inc.	1,900	30,343

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Berkshire Hills Bancorp, Inc.	1,442	$39,367
Brookline Bancorp, Inc.	2,522	29,381
Capitol Federal Financial, Inc.	4,400	36,520
Flushing Financial Corp.	1,038	20,106
Greene County Bancorp, Inc.	100	5,727
Home Bancorp, Inc.	300	11,697
HomeTrust Bancshares, Inc.	500	11,050
Northfield Bancorp, Inc.	1,593	22,796
Northwest Bancshares, Inc.	4,155	56,134
OceanFirst Financial Corp.	1,910	35,602
Pacific Premier Bancorp, Inc.	3,246	100,496
Provident Financial Services, Inc.	2,474	48,243
Southern Missouri Bancorp, Inc.	300	15,309
The Hingham Institution For Savings	43	10,798
Washington Federal, Inc.	2,200	65,956
Waterstone Financial, Inc.	800	12,928
WSFS Financial Corp.	2,174	101,004
		721,917
Semiconductors — 2.2%
ACM Research, Inc., Class A*	1,600	19,936
Alpha & Omega Semiconductor Ltd.*	700	21,532
Ambarella, Inc.*	1,241	69,719
Amkor Technology, Inc.	3,611	61,568
Arteris, Inc.*	300	1,998
Atomera, Inc.*	600	6,078
Axcelis Technologies, Inc.*	1,125	68,130
AXT, Inc.*	1,700	11,390
CEVA, Inc.*	871	22,846
Cohu, Inc.*	1,724	44,445
Diodes, Inc.*	1,499	97,300
FormFactor, Inc.*	2,629	65,857
Impinj, Inc.*	700	56,021
Kulicke & Soffa Industries, Inc.	2,000	77,060
MACOM Technology Solutions Holdings, Inc.*	1,722	89,182
MaxLinear, Inc.*	2,443	79,691
Onto Innovation, Inc.*	1,747	111,895
Ouster, Inc.*	5,100	4,913
Photronics, Inc.*	2,092	30,585
Power Integrations, Inc.	1,954	125,681
Rambus, Inc.*	3,823	97,181
Rockley Photonics Holdings Ltd.*	3,300	2,343
Semtech Corp.*	2,209	64,967
Silicon Laboratories, Inc.*	1,163	143,561
SiTime Corp.*	551	43,380
SkyWater Technology, Inc.*	300	2,295
SMART Global Holdings, Inc.*	1,800	28,566
Synaptics, Inc.*	1,339	132,575
Ultra Clean Holdings, Inc.*	1,600	41,200
Veeco Instruments, Inc.*	1,854	33,965
		1,655,860
Software — 5.2%
1Life Healthcare, Inc.*	6,300	108,045
8X8, Inc.*	3,700	12,765
	Number of Shares	Value†

Software — (continued)
ACI Worldwide, Inc.*	3,927	$82,074
ACV Auctions, Inc., Class A*	3,700	26,603
Agilysys, Inc.*	676	37,417
Alignment Healthcare, Inc.*	2,900	34,336
Alkami Technology, Inc.*	1,400	21,070
Allscripts Healthcare Solutions, Inc.*	3,700	56,351
Altair Engineering, Inc., Class A*	1,800	79,596
American Software, Inc., Class A	1,093	16,745
Amplitude, Inc., Class A*	1,800	27,846
Apollo Medical Holdings, Inc.*	1,300	50,700
Appfolio, Inc., Class A*	650	68,068
Appian Corp., Class A*	1,375	56,141
Asana, Inc., Class A*	2,600	57,798
Avaya Holdings Corp.*	2,800	4,452
AvePoint, Inc.*	4,200	16,842
Avid Technology, Inc.*	1,300	30,238
AvidXchange Holdings, Inc.*	4,800	40,416
Bandwidth, Inc., Class A*	739	8,794
Benefitfocus, Inc.*	900	5,715
BigCommerce Holdings, Inc.*	2,100	31,080
Blackbaud, Inc.*	1,550	68,293
Blackline, Inc.*	1,862	111,534
Blend Labs, Inc., Class A*	6,000	13,260
Box, Inc., Class A*	4,800	117,072
Brightcove, Inc.*	1,200	7,560
BTRS Holdings, Inc.*	3,400	31,484
C3.ai, Inc., Class A*	2,400	30,000
Cardlytics, Inc.*	1,100	10,340
Cerence, Inc.*	1,400	22,050
Clear Secure, Inc., Class A*	2,200	50,292
CommVault Systems, Inc.*	1,548	82,106
Computer Programs and Systems, Inc.*	447	12,462
Consensus Cloud Solutions, Inc.*	567	26,819
Convey Health Solutions Holdings, Inc.*	400	4,204
CS Disco, Inc.*	900	9,000
CSG Systems International, Inc.	1,081	57,163
Cvent Holding Corp.*	1,500	7,875
Daily Journal Corp.*	41	10,512
Digi International, Inc.*	1,257	43,455
Digimarc Corp.*	400	5,420
Digital Turbine Inc*	3,200	46,112
DigitalOcean Holdings, Inc.*	2,400	86,808
Domo, Inc., Class B*	1,100	19,789
Donnelley Financial Solutions, Inc.*	900	33,273
Duck Creek Technologies, Inc.*	2,500	29,625
Duolingo, Inc.*	800	76,184
E2open Parent Holdings, Inc.*	6,500	39,455
Ebix, Inc.	936	17,756
eGain Corp.*	500	3,675
Enfusion, Inc., Class A*	700	8,638
EngageSmart, Inc.*	1,100	22,759
Envestnet, Inc.*	1,913	84,937
Everbridge, Inc.*	1,293	39,928
EverCommerce, Inc.*	1,100	12,023
Evolent Health, Inc., Class A*	2,800	100,604

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Faraday Future Intelligent Electric, Inc.*	3,200	$2,036
Fastly, Inc., Class A*	3,600	32,976
ForgeRock, Inc., Class A*	900	13,077
Health Catalyst, Inc.*	1,800	17,460
Hims & Hers Health, Inc.*	4,000	22,320
HireRight Holdings Corp.*	700	10,682
IBEX Holdings Ltd.*	300	5,571
Inseego Corp.*	2,800	5,796
Inspired Entertainment, Inc.*	700	6,181
Instructure Holdings, Inc.*	700	15,596
Intapp, Inc.*	500	9,335
IonQ, Inc.*	3,900	19,773
Latch, Inc.*	2,300	2,193
LivePerson, Inc.*	2,525	23,786
Loyalty Ventures, Inc.*	700	847
Matterport, Inc.*	7,200	27,288
MeridianLink, Inc.*	800	13,024
MicroStrategy, Inc., Class A*	317	67,286
Model N, Inc.*	1,200	41,076
Momentive Global, Inc.*	4,400	25,564
N-able, Inc.*	2,200	20,306
NextGen Healthcare, Inc.*	1,804	31,931
Nutex Health, Inc.*	1,300	1,950
Olo, Inc., Class A*	2,900	22,910
ON24, Inc.*	1,600	14,080
Outbrain, Inc.*	1,000	3,650
Outset Medical, Inc.*	1,700	27,081
PagerDuty, Inc.*	3,000	69,210
PDF Solutions, Inc.*	1,000	24,530
Pear Therapeutics, Inc.*	2,300	4,692
Phreesia, Inc.*	1,600	40,768
Playstudios, Inc.*	2,600	9,074
Porch Group, Inc.*	2,500	5,625
PowerSchool Holdings, Inc., Class A*	1,600	26,704
Privia Health Group, Inc.*	1,500	51,090
Progress Software Corp.	1,526	64,931
PROS Holdings, Inc.*	1,417	35,000
PubMatic, Inc., Class A*	1,400	23,282
Rackspace Technology, Inc.*	1,800	7,344
Red Violet, Inc.*	300	5,196
Sapiens International Corp. N.V.	1,100	21,098
Schrodinger, Inc.*	1,800	44,964
Sharecare, Inc.*	10,100	19,190
Simulations Plus, Inc.	500	24,270
Skillsoft Corp.*	2,700	4,941
Skillz, Inc.*	10,000	10,200
SolarWinds Corp.*	1,600	12,400
Sprout Social, Inc., Class A*	1,601	97,149
SPS Commerce, Inc.*	1,253	155,660
Sumo Logic, Inc.*	3,900	29,250
Upland Software, Inc.*	900	7,317
UserTesting, Inc.*	2,000	7,840
Verint Systems, Inc.*	2,195	73,708
Veritone, Inc.*	800	4,504
Verra Mobility Corp.*	5,100	78,387
	Number of Shares	Value†

Software — (continued)
Viant Technology, Inc., Class A*	400	$1,684
Vimeo, Inc.*	4,700	18,800
Weave Communications, Inc.*	1,100	5,555
WM Technology, Inc.*	2,300	3,703
Workiva, Inc.*	1,600	124,480
Xperi Holding Corp.	3,753	53,067
Yext, Inc.*	4,500	20,070
Zeta Global Holdings Corp., Class A*	3,700	24,457
Zuora, Inc., Class A*	3,900	28,782
		3,938,256
Telecommunications — 1.7%
A10 Networks, Inc.	2,300	30,521
ADTRAN Holdings, Inc.	2,405	47,090
Anterix, Inc.*	600	21,432
ATN International, Inc.	398	15,351
Aviat Networks, Inc.*	400	10,952
Calix, Inc.*	1,993	121,852
Cambium Networks Corp.*	400	6,768
Casa Systems, Inc.*	1,200	3,756
Clearfield, Inc.*	400	41,856
CommScope Holding Co., Inc.*	7,200	66,312
Consolidated Communications Holdings, Inc.*	2,571	10,695
Credo Technology Group Holding Ltd.*	3,300	36,300
Cyxtera Technologies, Inc.*	1,400	5,712
DigitalBridge Group, Inc.	5,575	69,743
DZS, Inc.*	600	6,780
EchoStar Corp., Class A*	1,200	19,764
Extreme Networks, Inc.*	4,247	55,508
Globalstar, Inc.*	24,500	38,955
Gogo, Inc.*	1,600	19,392
Harmonic, Inc.*	3,270	42,739
IDT Corp., Class B*	400	9,932
Infinera Corp.*	6,594	31,915
InterDigital, Inc.	1,094	44,220
Iridium Communications, Inc.*	4,400	195,228
KORE Group Holdings, Inc.*	1,100	2,101
Maxar Technologies, Inc.	2,500	46,800
NETGEAR, Inc.*	929	18,617
Ondas Holdings, Inc.*	1,100	4,070
Ooma, Inc.*	700	8,610
Planet Labs PBC*	5,100	27,693
Preformed Line Products Co.	45	3,202
Ribbon Communications, Inc.*	1,843	4,092
Shenandoah Telecommunications Co.	1,718	29,240
Starry Group Holdings, Inc., Class A*	800	1,192
Telephone and Data Systems, Inc.	3,300	45,870
Terran Orbital Corp.*	800	1,416
United States Cellular Corp.*	500	13,015
Viavi Solutions, Inc.*	7,700	100,485
		1,259,176
Textiles — 0.1%
UniFirst Corp.	514	86,470

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	$24,264
Vinco Ventures, Inc.*	6,000	5,587
		29,851
Transportation — 1.7%
Air Transport Services Group, Inc.*	1,985	47,819
ArcBest Corp.	795	57,820
Ardmore Shipping Corp.*	1,100	10,043
Atlas Air Worldwide Holdings, Inc.*	948	90,600
Costamare, Inc.	1,900	17,005
Covenant Logistics Group, Inc.	400	11,480
CryoPort, Inc.*	1,500	36,540
Daseke, Inc.*	1,300	7,033
DHT Holdings, Inc.	4,900	37,044
Dorian LPG Ltd.	1,032	14,004
Eagle Bulk Shipping, Inc.	514	22,195
FLEX LNG Ltd.	900	28,503
Forward Air Corp.	896	80,873
Frontline Ltd.	4,100	44,813
Genco Shipping & Trading Ltd.	1,100	13,783
Golden Ocean Group Ltd.	4,000	29,880
Heartland Express, Inc.	1,567	22,424
Hub Group, Inc., Class A*	1,143	78,844
International Seaways, Inc.	1,631	57,297
Marten Transport Ltd.	2,126	40,734
Matson, Inc.	1,300	79,976
Nordic American Tankers Ltd.	7,067	18,869
PAM Transportation Services, Inc.*	200	6,192
Radiant Logistics, Inc.*	1,000	5,690
Safe Bulkers, Inc.	2,600	6,422
Saia, Inc.*	911	173,090
Scorpio Tankers, Inc.	1,640	68,946
SFL Corp. Ltd.	3,784	34,472
Teekay Corp.*	2,700	9,693
Teekay Tankers Ltd., Class A*	900	24,786
Universal Logistics Holdings, Inc.	300	9,516
Werner Enterprises, Inc.	2,252	84,675
		1,271,061
Trucking and Leasing — 0.2%
GATX Corp.	1,200	102,180
The Greenbrier Cos., Inc.	1,047	25,411
		127,591
Water — 0.5%
American States Water Co.	1,243	96,892
Artesian Resources Corp., Class A	313	15,061
California Water Service Group	1,866	98,319
Global Water Resources, Inc.	500	5,865
Middlesex Water Co.	631	48,713
SJW Group	911	52,474
The York Water Co.	497	19,100
		336,424
TOTAL COMMON STOCKS (Cost $76,860,710)		69,427,165
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Apartments — 0.4%
Apartment Investment and Management Co., Class A	5,000	$36,500
Bluerock Residential Growth REIT, Inc.	900	24,075
BRT Apartments Corp.	500	10,155
Centerspace	561	37,767
Independence Realty Trust, Inc.	7,692	128,687
NexPoint Residential Trust, Inc.	800	36,968
		274,152
Building & Real Estate — 0.1%
Invesco Mortgage Capital, Inc.	1,012	11,233
MFA Financial, Inc.	3,575	27,814
Orchid Island Capital, Inc.	1,340	10,988
		50,035
Diversified — 1.2%
Alexander & Baldwin, Inc.	2,456	40,721
American Assets Trust, Inc.	1,700	43,724
Armada Hoffler Properties, Inc.	2,100	21,798
Broadstone Net Lease, Inc.	5,700	88,521
Clipper Realty, Inc.	600	4,182
Farmland Partners, Inc.	1,500	19,005
Gladstone Commercial Corp.	1,252	19,406
Gladstone Land Corp.	1,000	18,100
Global Net Lease, Inc.	3,533	37,627
InvenTrust Properties Corp.	2,400	51,192
iStar, Inc.	2,218	20,539
LXP Industrial Trust	9,815	89,905
One Liberty Properties, Inc.	510	10,720
Outfront Media, Inc.	4,900	74,431
Postal Realty Trust, Inc., Class A	500	7,335
PotlatchDeltic Corp.	2,774	113,845
Safehold, Inc.	700	18,522
The GEO Group, Inc.*	3,752	28,890
The Necessity Retail REIT, Inc.	4,700	27,636
UMH Properties, Inc.	1,768	28,553
Uniti Group, Inc.	8,300	57,685
Washington Real Estate Investment Trust	3,006	52,785
		875,122
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,000	89,790
Healthcare — 0.6%
CareTrust REIT, Inc.	3,295	59,673
Community Healthcare Trust, Inc.	800	26,200
Diversified Healthcare Trust	8,600	8,515
Global Medical REIT, Inc.	1,900	16,188
LTC Properties, Inc.	1,317	49,322
National Health Investors, Inc.	1,457	82,364
Physicians Realty Trust	7,600	114,304
Sabra Health Care REIT, Inc.	7,793	102,244
Universal Health Realty Income Trust	420	18,148
		476,958

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	7,400	$104,044
Ashford Hospitality Trust, Inc.*	1,490	10,147
Braemar Hotels & Resorts, Inc.	2,800	12,040
Chatham Lodging Trust*	1,500	14,805
DiamondRock Hospitality Co.	7,023	52,743
Hersha Hospitality Trust, Class A	1,117	8,914
Pebblebrook Hotel Trust	4,393	63,742
RLJ Lodging Trust	5,580	56,469
Ryman Hospitality Properties, Inc.	1,812	133,345
Service Properties Trust	5,500	28,545
Summit Hotel Properties, Inc.	3,400	22,848
Sunstone Hotel Investors, Inc.	7,347	69,209
Xenia Hotels & Resorts, Inc.	4,000	55,160
		632,011
Industrial — 0.4%
Indus Realty Trust, Inc.	201	10,526
Innovative Industrial Properties, Inc.	932	82,482
STAG lndustrial, Inc.	6,200	176,266
		269,274
Mortgage Banks — 0.9%
AFC Gamma, Inc.	600	9,180
Apollo Commercial Real Estate Finance, Inc.	4,956	41,135
Arbor Realty Trust, Inc.	5,300	60,950
Ares Commercial Real Estate Corp.	1,500	15,675
ARMOUR Residential REIT, Inc.	3,675	17,897
Blackstone Mortgage Trust, Inc., Class A	5,800	135,372
BrightSpire Capital, Inc.	3,500	22,085
Broadmark Realty Capital, Inc.	4,600	23,506
Chimera Investment Corp.	8,300	43,326
Dynex Capital, Inc.	1,269	14,784
Ellington Financial, Inc.	1,900	21,603
Franklin BSP Realty Trust, Inc.	2,712	29,208
Granite Point Mortgage Trust, Inc.	1,700	10,948
KKR Real Estate Finance Trust, Inc.	1,700	27,625
Ladder Capital Corp.	3,976	35,625
New York Mortgage Trust, Inc.	13,900	32,526
Nexpoint Real Estate Finance, Inc.	300	4,494
PennyMac Mortgage Investment Trust	2,992	35,246
Ready Capital Corp.	2,382	24,153
Redwood Trust, Inc.	4,277	24,550
TPG RE Finance Trust, Inc.	2,100	14,700
Two Harbors Investment Corp.	11,600	38,512
		683,100
Office Property — 0.6%
Brandywine Realty Trust	5,500	37,125
City Office REIT, Inc.	1,400	13,958
Corporate Office Properties Trust	3,900	90,597
Easterly Government Properties, Inc.	3,000	47,310
Empire State Realty Trust, Inc., Class A	4,700	30,832
Equity Commonwealth	3,700	90,132
Franklin Street Properties Corp.	3,145	8,271
	Number of Shares	Value†

Office Property — (continued)
Office Properties Income Trust	1,669	$23,450
Orion Office REIT, Inc.	1,900	16,625
Paramount Group, Inc.	6,100	38,003
Piedmont Office Realty Trust, Inc., Class A	4,200	44,352
Veris Residential, Inc.*	2,800	31,836
		472,491
Real Estate — 0.0%
Angel Oak Mortgage, Inc.	600	7,188
Regional Malls — 0.2%
CBL & Associates Properties, Inc.	900	23,049
Tanger Factory Outlet Centers, Inc.	3,500	47,880
The Macerich Co.	7,500	59,550
		130,479
Single Tenant — 0.5%
Agree Realty Corp.	2,696	182,196
Essential Properties Realty Trust, Inc.	4,800	93,360
Four Corners Property Trust, Inc.	2,700	65,313
Getty Realty Corp.	1,369	36,812
		377,681
Storage & Warehousing — 0.2%
Industrial Logistics Properties Trust	2,258	12,419
Plymouth Industrial REIT, Inc.	1,400	23,534
Terreno Realty Corp.	2,575	136,449
		172,402
Strip Centers — 0.8%
Acadia Realty Trust	3,320	41,899
Alexander's, Inc.	69	14,418
CTO Realty Growth, Inc.	759	14,224
Kite Realty Group Trust	7,449	128,272
NETSTREIT Corp.	2,100	37,401
Phillips Edison & Co., Inc.	4,000	112,200
Retail Opportunity Investments Corp.	4,200	57,792
RPT Realty	2,641	19,966
Saul Centers, Inc.	351	13,162
Seritage Growth Properties, Class A*	1,600	14,432
SITE Centers Corp.	6,600	70,686
Urban Edge Properties	3,900	52,026
Urstadt Biddle Properties, Inc., Class A	916	14,207
Whitestone REIT	1,400	11,844
		602,529
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,882,221)		5,113,212

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Progenic Pharmaceuticals CVR*	2,601	111

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
RIGHTS — (continued)
Tobira Therapeutic, Inc. CVR*	400	$5,668
Zogenix, Inc. CVR*	1,775	1,207
TOTAL RIGHTS (Cost $152)		7,059

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	1,579
Chord Energy Corp. Expiration Date 09/01/24*	204	4,386
Chord Energy Corp. Expiration Date 09/01/25*	102	2,131
TOTAL WARRANTS (Cost $3,666)		8,096

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $722,883)	722,883	722,883
TOTAL INVESTMENTS — 100.2% (Cost $84,469,632)		$75,278,415
Other Assets & Liabilities — (0.2)%		(144,616)
TOTAL NET ASSETS — 100.0%		$75,133,799

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$70,626
Aerospace & Defense	0.8%	554,235
Agriculture	0.3%	209,844
Airlines	0.3%	190,845
Apparel	0.7%	456,436
Auto Manufacturers	0.4%	246,519
Auto Parts & Equipment	1.4%	1,002,284
Banks	10.6%	7,384,062
Beverages	0.6%	434,018
Biotechnology	8.8%	6,103,651
Building Materials	1.3%	925,192
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Chemicals	2.1%	$1,465,690
Coal	0.6%	378,438
Commercial Services	5.8%	4,007,087
Computers	2.2%	1,514,194
Cosmetics & Personal Care	0.3%	224,485
Distribution & Wholesale	0.5%	327,896
Diversified Financial Services	2.7%	1,887,866
Electric	1.8%	1,241,546
Electrical Components & Equipment	0.7%	498,665
Electronics	1.8%	1,249,413
Energy-Alternate Sources	1.0%	673,762
Engineering & Construction	1.6%	1,133,994
Entertainment	1.0%	689,403
Environmental Control	0.6%	437,193
Food	1.7%	1,169,713
Food Service	0.1%	49,704
Forest Products & Paper	0.1%	96,639
Gas	1.3%	915,350
Hand & Machine Tools	0.4%	256,859
Healthcare Products	4.6%	3,154,692
Healthcare Services	1.8%	1,217,284
Holding Companies	0.0%	10,376
Home Builders	1.3%	918,429
Home Furnishings	0.4%	253,709
Household Products & Wares	0.4%	251,829
Housewares	0.0%	13,843
Insurance	2.5%	1,762,076
Internet	2.0%	1,357,411
Investment Companies	0.1%	87,770
Iron & Steel	0.5%	336,216
Leisure Time	0.6%	410,875
Lodging	0.2%	159,970
Machinery — Construction & Mining	0.4%	270,730
Machinery — Diversified	1.8%	1,272,613
Media	0.6%	425,674
Metal Fabricate/Hardware	1.0%	714,451
Mining	0.9%	655,062
Miscellaneous Manufacturing	1.1%	760,956
Office & Business Equipment	0.1%	67,608
Office Furnishings	0.1%	84,428
Oil & Gas	3.9%	2,724,844
Oil & Gas Services	1.0%	722,196
Packaging and Containers	0.4%	238,856
Pharmaceuticals	3.3%	2,278,279
Pipelines	0.3%	231,282
Private Equity	0.0%	1,441
Real Estate	0.7%	487,621
Real Estate Investment Trusts	0.1%	35,220
Retail	4.8%	3,299,209
Savings & Loans	1.0%	721,917
Semiconductors	2.4%	1,655,860
Software	5.7%	3,938,256
Telecommunications	1.8%	1,259,176
Textiles	0.1%	86,470
Toys, Games & Hobbies	0.0%	29,851
Transportation	1.8%	1,271,061

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Trucking and Leasing	0.2%	$127,591
Water	0.5%	336,424
	100.0%	$69,427,165
Futures contracts held by the Fund at September 30, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	12/16/22	11	50	$1,670	$918,390	$—	$(121,204)
							$—	$(121,204)